Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.9% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Republic Government International Bonds
4.125% due 07/09/2035 þ		$4,800	$3,852

Total Argentina (Cost $3,790)			3,852

AZERBAIJAN 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
State Oil Co. of Azerbaijan Republic
6.232% (TSFR3M + 3.732%) due 07/22/2030 «~		$1,000	997
State Oil Co. of the Azerbaijan Republic
TBD% due 03/24/2031 «		4,200	4,154

Total Azerbaijan (Cost $5,154)			5,151

BRAZIL 4.9%
CORPORATE BONDS & NOTES 0.5%
Banco do Brasil SA
8.500% due 07/29/2026	MXN	135,000	7,745
Vale SA
0.000% due 12/29/2049 ~(g)	BRL	114,743	8,921

			16,666

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Oi SA
TBD% due 12/30/2050 «		$6,394	0

SOVEREIGN ISSUES 4.4%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (e)	BRL	143,458	26,880
0.000% due 04/01/2027 (e)		120,476	21,208
0.000% due 07/01/2028 (e)		83,000	12,381
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2027		84,700	16,122
10.000% due 01/01/2029		203,200	36,311
10.000% due 01/01/2031		210,500	35,463
10.000% due 01/01/2033		1,300	209

			148,574

Total Brazil (Cost $164,533)			165,240

CAYMAN ISLANDS 0.9%
ASSET-BACKED SECURITIES 0.1%
IFC Emerging Markets Securitization LLC
4.835% due 07/29/2036 •		$1,900	1,901
IFC Emerging Markets Securitization Ltd.
4.969% due 12/31/2035 •		916	917
LCM 30 Ltd.
5.017% due 04/20/2031 •		98	98
Venture 36 CLO Ltd.
5.067% due 04/20/2032 •		1,105	1,106

			4,022

CONVERTIBLE BONDS & NOTES 0.0%
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (e)		563	2
0.000% due 12/31/2027 (e)		704	5
0.000% due 12/31/2028 (e)		1,127	9
0.000% due 12/31/2029 (e)		1,127	9
0.000% due 12/31/2030 (e)		1,409	9
0.000% due 12/31/2031 (e)		1,409	5
0.000% due 12/31/2032 (e)		2,657	8

			47

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

CORPORATE BONDS & NOTES 0.7%
Fish Pond Re Ltd.
7.570% (BRMMUSDF + 4.020%) due 01/08/2027 ~		550	553
Kaisa Group Holdings Ltd.
5.000% due 11/30/2027		96	5
5.000% due 11/30/2027		24	1
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (a)		948	21
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (a)		1,586	36
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (a)		1,965	34
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (a)		2,881	49
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (a)		2,711	54
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (a)		648	12
Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	7,500	8,573
Peru Payroll Deduction Finance Ltd.
0.000% due 11/01/2029 (e)		$952	857
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		12,200	12,261
Red Dorsal Finance Ltd.
5.875% due 10/12/2031		1,175	1,158

			23,614

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Ziraat
6.764% (TSFR3M + 3.670%) due 06/15/2034 «~		4,300	4,379

Total Cayman Islands (Cost $34,053)			32,062

CHILE 4.1%
SOVEREIGN ISSUES 4.1%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	69,600,000	74,545
5.000% due 03/01/2035		13,835,000	14,622
5.800% due 10/01/2029		29,590,000	33,030
5.800% due 10/01/2034		195,000	217
6.000% due 04/01/2033		8,310,000	9,336
6.000% due 01/01/2043		705,000	801
6.200% due 10/01/2040		3,320,000	3,885

Total Chile (Cost $134,969)			136,436

CHINA 3.8%

		SHARES
COMMON STOCKS 0.0%
Kaisa Group Holdings Ltd.		9,145,831	55

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 3.8%
China Development Bank
2.630% due 01/08/2034	CNY	341,700	53,665
2.820% due 05/22/2033		73,420	11,640
China Government Bonds
1.650% due 05/15/2035		116,250	17,105
1.900% due 07/15/2055		70,300	9,582
2.040% due 11/25/2034		36,090	5,491
2.190% due 09/25/2054		139,840	20,328
3.120% due 10/25/2052		5,900	1,021
3.810% due 09/14/2050		48,180	9,163

			127,995

Total China (Cost $122,230)			128,050

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

COLOMBIA 10.2%
SOVEREIGN ISSUES 10.2%
Bogota Distrito Capital
13.140% due 11/05/2035	COP	50,688,000	14,848
Colombia TES
6.500% due 01/22/2031 (f)		148,033,080	42,936
7.000% due 03/26/2031		60,276,700	14,541
9.250% due 05/28/2042		15,355,100	3,658
11.000% due 08/22/2029		216,675,200	61,529
11.750% due 01/24/2035		435,661,500	125,193
12.000% due 03/13/2058		5,596,400	1,619
12.500% due 02/27/2030		55,328,000	16,290
12.750% due 11/28/2040		98,349,200	30,019
13.250% due 02/09/2033		105,791,500	32,660

Total Colombia (Cost $298,408)			343,293

COSTA RICA 0.5%
SOVEREIGN ISSUES 0.5%
Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	6,000	7,213
5.950% due 04/27/2033		1,700	2,073
6.001% due 01/16/2036		5,250	6,351

Total Costa Rica (Cost $15,211)			15,637

CZECH REPUBLIC 3.1%
SOVEREIGN ISSUES 3.1%
Czech Republic Government Bonds
1.750% due 06/23/2032	CZK	61,300	2,524
1.950% due 07/30/2037		39,000	1,413
2.000% due 10/13/2033 (j)		60,900	2,448
3.000% due 03/03/2033		78,500	3,419
3.600% due 06/03/2036		205,300	8,941
4.250% due 10/24/2034		253,700	11,766
4.500% due 11/11/2032 (j)		1,063,870	50,738
4.900% due 04/14/2034 (j)		103,090	5,012
5.000% due 09/30/2030		393,900	19,243

Total Czech Republic (Cost $101,460)			105,504

DOMINICAN REPUBLIC 1.6%
SOVEREIGN ISSUES 1.6%
Dominican Republic International Bonds
10.500% due 03/15/2037	DOP	2,556,350	45,550
10.750% due 06/01/2036		369,150	6,674
11.250% due 09/15/2035		68,000	1,260
13.625% due 02/03/2033		22,000	443
13.625% due 02/10/2034		63,300	1,286

Total Dominican Republic (Cost $50,430)			55,213

EGYPT 1.2%
SOVEREIGN ISSUES 1.2%
Egypt Government Bonds
19.698% due 10/14/2030	EGP	655,200	12,712
21.954% due 03/04/2028		1,329,100	26,258

Total Egypt (Cost $39,546)			38,970

GERMANY 0.6%
CORPORATE BONDS & NOTES 0.5%
Deutsche Bank AG
8.010% due 07/18/2034 «	INR	1,700,000	17,583

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Stepstone Group Midco 2 GmbH
6.885% (EUR006M + 2.459%) due 04/26/2032 ~	EUR	4,800	4,502

Total Germany (Cost $24,893)			22,085

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

GHANA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Ghana Government Bonds
8.650% due 02/13/2029	GHS	37,474	3,000
8.800% due 02/12/2030		17,000	1,299
8.950% due 02/11/2031		28	2
9.100% due 02/10/2032		3,830	273
9.250% due 02/08/2033		10,430	728
9.850% due 02/03/2037		7,962	523

Total Ghana (Cost $4,271)			5,825

HUNGARY 1.4%
SOVEREIGN ISSUES 1.4%
Hungary Government Bonds
2.250% due 06/22/2034 (j)	HUF	1,868,800	4,930
3.000% due 10/27/2038 (j)		731,300	1,917
4.750% due 11/24/2032 (j)		7,486,600	23,722
7.000% due 10/24/2035 (j)		4,882,400	17,917

Total Hungary (Cost $43,012)			48,486

INDIA 5.0%
SOVEREIGN ISSUES 5.0%
India Government Bonds
6.330% due 05/05/2035	INR	608,900	6,288
6.480% due 10/06/2035		1,488,700	15,461
6.680% due 07/07/2040		2,505,020	25,866
6.940% due 05/11/2036		5,287,930	56,811
7.240% due 08/18/2055		2,166,410	22,754
7.300% due 06/19/2053		2,795,330	29,617
7.410% due 12/19/2036		520,600	5,766
7.540% due 05/23/2036		539,000	5,997

Total India (Cost $165,658)			168,560

INDONESIA 5.1%
SOVEREIGN ISSUES 5.1%
Indonesia Government International Bonds
5.125% due 05/29/2038	EUR	3,800	4,465
5.690% due 05/29/2036		$7,200	7,357
Indonesia Treasury Bonds
5.875% due 03/15/2031	IDR	569,592,000	30,347
6.500% due 07/15/2030		607,390,000	33,273
6.500% due 04/15/2036		430,962,000	23,017
6.750% due 07/15/2035		159,528,000	8,677
7.000% due 02/15/2033		125,399,000	6,957
7.125% due 06/15/2038		86,770,000	4,813
7.125% due 08/15/2040		355,126,000	19,695
7.125% due 06/15/2042		6,871,000	380
7.125% due 06/15/2043		16,028,000	887
7.125% due 08/15/2045		280,892,000	15,585
7.500% due 05/15/2038		91,004,000	5,181
7.500% due 04/15/2040		88,950,000	5,088
8.375% due 04/15/2039		62,230,000	3,809

Total Indonesia (Cost $176,725)			169,531

IRELAND 0.5%
CORPORATE BONDS & NOTES 0.0%
CIMA Finance DAC
2.950% due 09/05/2029 (j)		$1,646	1,566

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Panama Government International Bonds
2.390% due 06/20/2028 «	CHF	5,500	6,740
3.886% (EUR006M + 2.178%) due 03/05/2027 «~	EUR	6,300	7,209

			13,949

SOVEREIGN ISSUES 0.1%
Republic of Angola Via Avenir Issuer IV Ireland DAC
10.750% due 09/15/2028		$159	163
10.750% due 02/05/2029		1,536	1,578

			1,741

Total Ireland (Cost $16,965)			17,256

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

IVORY COAST 0.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Republic of Cote d’Ivoire
5.185% (EUR006M + 2.135%) due 03/05/2027 «~	EUR	7,300	8,374
7.047% (EUR006M + 2.547%) due 09/10/2032 «~		5,000	5,713

Total Ivory Coast (Cost $13,669)			14,087

JERSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	1,800	2,040
5.375% due 06/15/2036		1,800	2,042

Total Jersey, Channel Islands (Cost $4,249)			4,082

KAZAKHSTAN 0.4%
SOVEREIGN ISSUES 0.4%
Development Bank of Kazakhstan JSC
13.489% due 05/23/2028	KZT	872,000	1,743
18.400% due 10/16/2028		6,094,500	13,274

Total Kazakhstan (Cost $12,957)			15,017

KENYA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Republic of Kenya Government International Bonds
9.086% (JY0003M + 6.750%) due 04/05/2028 «~		$1,800	1,807

Total Kenya (Cost $1,794)			1,807

LUXEMBOURG 0.1%

		SHARES
COMMON STOCKS 0.0%
Drillco Holdings Luxembourg SA «(i)		10,272	236
Foresea Holdings SA «		10,634	243

			479

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.1%
FORESEA Holding SA
7.500% due 06/15/2030		260	258
Poinsettia Finance Ltd. SARL
6.625% due 06/17/2031		2,406	2,371

			2,629

Total Luxembourg (Cost $2,842)			3,108

MALAYSIA 6.9%
SOVEREIGN ISSUES 6.9%
Malaysia Government Bonds
3.582% due 07/15/2032	MYR	17,000	4,195
3.844% due 04/15/2033		319,360	79,967
3.900% due 11/30/2026		31,081	7,654
3.917% due 07/15/2055		3,530	840
3.987% due 04/23/2046		27,640	6,827
4.054% due 04/18/2039		219,620	54,995
4.065% due 06/15/2050		13,699	3,364
4.180% due 05/16/2044		6,660	1,683
4.457% due 03/31/2053		76,710	19,965
4.696% due 10/15/2042		6,078	1,628
4.762% due 04/07/2037		90,894	24,314

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

4.893% due 06/08/2038		19,470	5,263
Malaysia Government Investment Issue
3.974% due 07/16/2040		34,210	8,490
4.291% due 08/14/2043		20,870	5,330
4.417% due 09/30/2041		2,714	706
4.662% due 03/31/2038		12,800	3,393
5.357% due 05/15/2052		5,700	1,681

Total Malaysia (Cost $228,027)			230,295

MEXICO 9.4%

		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA «(c)		742,577	0

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 9.4%
Mexico Bonos
7.500% due 05/26/2033	MXN	234,900	12,560
7.750% due 05/29/2031		433,000	24,075
7.750% due 11/23/2034		835,900	44,502
7.750% due 11/13/2042		363,900	17,795
8.000% due 04/15/2032		815,900	45,272
8.000% due 02/21/2036		105,200	5,618
8.000% due 11/07/2047		277,100	13,623
8.000% due 07/31/2053		442,470	21,479
8.000% due 04/29/2055		152,800	7,384
8.500% due 03/01/2029		557,000	32,331
8.500% due 05/31/2029		719,700	41,730
8.500% due 02/28/2030		843,300	48,599
Mexico Udibonos
4.000% due 08/24/2034 (f)		129	7

			314,975

Total Mexico (Cost $303,815)			314,975

NETHERLANDS 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
VEON Amsterdam BV
7.924% (TSFR3M + 3.679%) due 03/25/2027 «~		$3,400	3,396

Total Netherlands (Cost $3,381)			3,396

NIGERIA 0.1%
CORPORATE BONDS & NOTES 0.0%
Dangote Fertiliser Ltd.
7.750% due 05/05/2031		$300	302

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Bank of Industry Ltd.
3.895% (EUR003M + 2.204%) due 08/23/2027 ~	EUR	1,938	2,209

Total Nigeria (Cost $2,339)			2,511

PARAGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Paraguay Government International Bonds
7.900% due 02/09/2031	PYG	29,901,000	4,731
8.500% due 03/04/2035		36,226,000	5,783
8.500% due 04/04/2038		8,877,000	1,406

Total Paraguay (Cost $9,912)			11,920

PERU 6.0%
CORPORATE BONDS & NOTES 0.7%
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	15,000	4,701
10.100% due 12/15/2043		61,758	19,875

			24,576

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

SOVEREIGN ISSUES 5.3%
Peru Government Bonds
5.350% due 08/12/2040		28,500	7,282
5.400% due 08/12/2034		9,500	2,716
6.150% due 08/12/2032		24,000	7,604
6.850% due 08/12/2035		188,004	57,885
7.300% due 08/12/2033		71,800	23,532
7.600% due 08/12/2039		22,000	6,914
Peru Government International Bonds
5.400% due 08/12/2034		36,400	10,407
5.400% due 08/12/2034		92,000	26,302
6.150% due 08/12/2032		76,600	24,271
6.850% due 02/12/2042		3,800	1,146
6.900% due 08/12/2037		6,100	1,829
6.950% due 08/12/2031		18,840	6,270
7.300% due 08/12/2033		4,100	1,354

			177,512

Total Peru (Cost $184,790)			202,088

PHILIPPINES 0.2%
SOVEREIGN ISSUES 0.2%
Philippines Government International Bonds
6.250% due 01/14/2036	PHP	369,000	5,588

Total Philippines (Cost $6,477)			5,588

POLAND 8.4%
SOVEREIGN ISSUES 8.4%
Republic of Poland Government Bonds
2.000% due 08/25/2036 (f)(j)	PLN	21,648	5,279
4.500% due 07/25/2030 (j)		264,300	70,319
4.750% due 07/25/2029 (j)		186,900	50,385
5.000% due 01/25/2030 (j)		27,300	7,406
5.000% due 10/25/2034 (j)		27,570	7,284
5.000% due 10/25/2035 (j)		321,170	84,116
5.750% due 04/25/2029 (j)		101,100	27,971
6.000% due 10/25/2033 (j)		96,450	27,236

Total Poland (Cost $279,906)			279,996

QATAR 0.4%
CORPORATE BONDS & NOTES 0.2%
QatarEnergy
4.625% due 06/23/2029		$7,400	7,355
SOVEREIGN ISSUES 0.2%
Qatar Government International Bonds
4.800% due 04/08/2033		6,900	6,937

Total Qatar (Cost $14,116)			14,292

ROMANIA 2.1%
SOVEREIGN ISSUES 2.1%
Romania Government Bonds
4.250% due 04/28/2036	RON	60,900	11,000
4.750% due 10/11/2034		9,700	1,867
5.000% due 02/12/2029		10,300	2,176
6.750% due 04/25/2035		38,300	8,401
6.850% due 07/29/2030		43,100	9,509
6.900% due 10/29/2036		8,900	1,966
7.100% due 07/31/2034		78,400	17,559
7.350% due 04/28/2031		49,400	11,116
7.650% due 07/27/2031		19,100	4,355
8.000% due 04/29/2030		14,400	3,296

Total Romania (Cost $71,331)			71,245

SERBIA 0.4%
SOVEREIGN ISSUES 0.4%
Serbia Treasury Bonds
4.500% due 08/20/2032	RSD	345,400	3,244
5.250% due 07/27/2035		884,800	8,554

Total Serbia (Cost $11,612)			11,798

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

SOUTH AFRICA 10.2%
CORPORATE BONDS & NOTES 0.7%
Eskom Holdings
0.000% due 08/18/2027 (e)	ZAR	143,600	7,454
0.000% due 12/31/2032 (e)		363,100	9,619
Transnet
10.000% due 03/30/2029		103,000	6,203
13.500% due 04/18/2028		1,800	119

			23,395

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Transnet SOC Ltd.
10.658% due 03/02/2028 «~		35,543	2,168

SOVEREIGN ISSUES 9.4%
Republic of South Africa Government Bonds
6.250% due 03/31/2036		701,100	36,694
7.000% due 02/28/2031		314,127	18,524
8.000% due 01/31/2030		415,250	25,564
8.250% due 03/31/2032 (j)		197,200	12,173
8.500% due 01/31/2037		1,001,700	60,922
8.750% due 01/31/2044		50,100	3,003
8.750% due 02/28/2048		134,700	8,088
8.875% due 02/28/2035		1,312,000	83,009
9.000% due 01/31/2040		774,100	47,808
9.875% due 03/31/2039		256,500	16,947
10.125% due 03/31/2042		37,400	2,506

			315,238

Total South Africa (Cost $305,005)			340,801

SUPRANATIONAL 1.3%
CORPORATE BONDS & NOTES 1.3%
Asian Development Bank
15.500% due 03/16/2029	KZT	2,304,100	4,888
Banque Ouest Africaine de Developpement
6.250% due 10/14/2040	EUR	4,600	5,039
Corp. Andina de Fomento
3.925% due 02/26/2029	HKD	128,500	16,361
European Bank for Reconstruction & Development
6.050% due 05/08/2029 «	AZN	6,200	3,647
European Investment Bank
2.875% due 11/15/2029	PLN	58,700	14,905

Total Supranational (Cost $43,882)			44,840

TANZANIA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
United Republic of Tanzania
7.859% (EUR006M + 2.443%) due 04/26/2028 ~	EUR	1,600	1,830

Total Tanzania (Cost $1,879)			1,830

THAILAND 2.0%
SOVEREIGN ISSUES 2.0%
Thailand Government Bonds
2.000% due 06/17/2042	THB	12,880	351
2.700% due 06/17/2040		803,770	24,821
2.875% due 06/17/2046		23,000	682
2.980% due 06/17/2045		592,082	17,883
3.450% due 06/17/2043		731,823	23,728

Total Thailand (Cost $68,577)			67,465

TURKEY 0.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
SOCAR Turkey Enerji AS
5.558% (EUR006M + 2.147%) due 08/11/2026 «~	EUR	8,300	9,474

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Turkiye Vakiflar Bankasi TAO
5.401% (EUR003M + 2.407%) due 12/15/2028 «~		1,600	1,835

			11,309

SOVEREIGN ISSUES 0.4%
Turkiye Government Bonds
40.760% (BISTREFI + 0.000%) due 08/19/2026 ~	TRY	27,000	581
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~		643,400	13,925

			14,506

Total Turkey (Cost $31,958)			25,815

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		$6,300	6,299

Total United Arab Emirates (Cost $6,238)			6,299

UNITED KINGDOM 1.2%
CORPORATE BONDS & NOTES 1.1%
ICBC Standard Bank PLC
20.000% due 09/18/2029 «	UZS	165,827,000	13,799
20.000% due 12/13/2029 «		61,608,000	5,127
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		$19,470	15,859
Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	271	382
9.750% due 10/10/2027		1,169	1,647

			36,814

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Canada Square Funding 6 PLC
4.597% due 01/17/2059 •		1,232	1,635
Rochester Financing No. 3 PLC
5.046% due 12/18/2044 •		688	914
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (e)		0	720

			3,269

Total United Kingdom (Cost $36,889)			40,083

UNITED STATES 5.0%
ASSET-BACKED SECURITIES 0.4%
Bear Stearns Asset-Backed Securities Trust
4.603% due 08/25/2036 •		$950	940
4.663% due 03/25/2034 •		371	394
Credit-Based Asset Servicing & Securitization LLC
3.819% due 07/25/2037 •		9	6
GSAMP Trust
3.853% due 01/25/2037 •		826	508
4.063% due 12/25/2036 •		651	648
Lehman XS Trust
4.961% due 01/25/2036 þ		2,468	2,213
Merrill Lynch Mortgage Investors Trust
4.513% due 09/25/2035 •		1,336	1,318
Morgan Stanley Mortgage Loan Trust
4.243% due 12/25/2036 •		2,834	937
New Century Home Equity Loan Trust
4.083% due 08/25/2036 •		716	705
OneMain Financial Issuance Trust
4.130% due 05/14/2035		1,147	1,147
Option One Mortgage Loan Trust
3.983% due 04/25/2037 •		323	225
Securitized Asset-Backed Receivables LLC Trust
2.799% due 01/25/2036 þ		1,531	1,307
WaMu Asset-Backed Certificates Trust
4.003% due 05/25/2037 •		4,035	3,654

			14,002

CORPORATE BONDS & NOTES 0.3%
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		4,900	4,887
VB DPR Finance Co.
6.833% due 03/15/2035 «(i)		5,000	5,051

			9,938

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Republic of Angola Ministry of Finance
9.388% (TSFR3M + 3.638%) due 02/16/2027 «~	2,400	2,406
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ	293	267
Angel Oak Mortgage Trust
0.909% due 01/25/2066 ~	2,116	1,849
Banc of America Funding Trust
2.371% due 03/20/2036 ~	10	10
BCAP LLC Trust
3.785% due 05/26/2037 ~	1,606	1,448
4.103% due 01/25/2037 •	131	117
Bear Stearns ALT-A Trust
3.871% due 04/25/2037 ~	5,368	3,653
3.985% due 08/25/2036 ~	227	149
Bear Stearns ARM Trust
4.329% due 02/25/2036 ~	28	26
4.974% due 01/25/2035 ~	2	2
CHL Mortgage Pass-Through Trust
4.614% due 09/25/2047 ~	12	11
CHL Reperforming Loan REMICS Trust
4.155% due 11/25/2034 •	92	89
Citigroup Mortgage Loan Trust, Inc.
4.445% due 09/25/2037 ~	2,061	1,984
4.854% due 07/25/2046 ~	19	18
6.028% due 03/25/2034 ~	4	3
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	38	34
GreenPoint MTA Trust
4.203% due 06/25/2045 •	34	29
GSMPS Mortgage Loan Trust
4.113% due 01/25/2036 •	156	127
GSR Mortgage Loan Trust
4.958% due 11/25/2035 ~	54	23
HarborView Mortgage Loan Trust
5.133% due 08/19/2036 ~	1	1
5.744% due 10/19/2035 •	286	131
Impac CMB Trust
4.403% due 03/25/2035 •	56	55
5.730% due 01/25/2033 þ	96	97
IndyMac INDX Mortgage Loan Trust
4.123% due 02/25/2037 •	742	720
4.403% due 07/25/2045 •	78	58
JP Morgan Mortgage Trust
4.690% due 06/25/2036 ~	145	97
JP Morgan Resecuritization Trust
2.500% due 03/25/2056	57	57
Luminent Mortgage Trust
4.123% due 12/25/2036 •	7	7
Morgan Stanley Mortgage Loan Trust
5.569% due 06/25/2036 ~	4	4
Nomura Asset Acceptance Corp. Alternative Loan Trust
6.340% due 06/25/2036 þ	7,501	1,877
RALI Trust
4.655% due 10/25/2037 ~	750	593
5.787% due 02/25/2036 ~	72	62
Residential Asset Securitization Trust
4.163% due 01/25/2046 •	128	34
Sequoia Mortgage Trust
3.876% due 01/20/2047 ~	12	8
Structured Adjustable Rate Mortgage Loan Trust
4.720% due 03/25/2036 ~	25	20
5.144% due 01/25/2035 •	23	22
Structured Asset Mortgage Investments II Trust
4.063% due 02/25/2037 •	817	806
TBW Mortgage-Backed Trust
6.540% due 01/25/2037 þ	1,224	260
Thornburg Mortgage Securities Trust
6.039% due 06/25/2047 •	93	81
Tib Finance PLC
6.553% due 11/15/2034 «(i)	2,200	2,235
WaMu Mortgage Pass-Through Certificates Trust
3.475% due 01/25/2037 ~	33	29
4.133% due 05/25/2034 •	147	139
4.235% due 12/25/2036 ~	22	21
4.435% due 09/25/2036 ~	30	26
Wells Fargo Mortgage-Backed Securities Trust
6.787% due 10/25/2036 ~	280	271

		17,550

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

SOVEREIGN ISSUES 1.4%
Colombia TES
1.000% due 08/22/2029	COP	26,067,000	7,403
1.000% due 01/24/2035		131,869,500	37,888

			45,291

U.S. GOVERNMENT AGENCIES 2.2%
Indonesia Treasury Bonds
5.875% due 03/15/2031	IDR	1,353,133,000	72,092

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
4.875% due 08/15/2045 (l)(o)		$728	723
U.S. Treasury Notes
4.250% due 08/15/2035 (l)		1,100	1,086

			1,809

		SHARES
WARRANTS 0.0%
Constellation Oil Services Holding SA - Exp. 06/10/2071 «(i)		1	0

Total United States (Cost $173,109)			163,088

		PRINCIPAL AMOUNT (000s)
URUGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Uruguay Government International Bonds
8.000% due 10/29/2035	UYU	155,600	3,971
9.750% due 07/20/2033		40,300	1,119

Total Uruguay (Cost $5,096)			5,090

UZBEKISTAN 0.1%
CORPORATE BONDS & NOTES 0.1%
Uzbek Industrial & Construction Bank ATB
21.000% due 07/24/2027	UZS	43,460,000	3,801

SOVEREIGN ISSUES 0.0%
Republic of Uzbekistan International Bonds
16.625% due 05/29/2027		9,770,000	857

Total Uzbekistan (Cost $4,227)			4,658

VENEZUELA 0.2%
CORPORATE BONDS & NOTES 0.1%
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		$1,000	369
6.000% due 11/15/2026 ^(b)		710	268
9.750% due 05/17/2035 ^(b)		5,580	2,496

			3,133

SOVEREIGN ISSUES 0.1%
Venezuela Government International Bonds
7.000% due 03/31/2038 ^(b)		120	53
7.650% due 04/21/2035 ^(b)		200	90
9.250% due 09/15/2027 ^(b)		5,720	2,824
9.250% due 05/07/2028 ^(b)		2,300	1,110
11.950% due 08/05/2031 ^(b)		750	409

			4,486

Total Venezuela (Cost $5,190)			7,619

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

ZAMBIA 0.0%
SOVEREIGN ISSUES 0.0%
Zambia Government Bonds
12.000% due 05/03/2028	ZMW	3,600	192
22.000% due 01/22/2029		3,100	198
23.000% due 01/22/2031		16,497	1,139

Total Zambia (Cost $878)			1,529

		SHARES
SHORT-TERM INSTRUMENTS 3.8%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (h)		4,562,584	4,563

		PRINCIPAL AMOUNT (000s)
EGYPT TREASURY BILLS 0.0%
23.927% due 09/15/2026 - 10/20/2026 (d)(e)	EGP	76,175	1,457
NIGERIA TREASURY BILLS 2.4%
20.982% due 07/07/2026 - 01/28/2027 (d)(e)	NGN	120,383,603	81,193
SOUTH AFRICA TREASURY BILLS 0.2%
7.400% due 08/05/2026 - 10/07/2026 (d)(e)	ZAR	81,900	4,959
U.S. TREASURY BILLS 1.1%
3.772% due 07/16/2026 - 08/20/2026 (d)(e)(l)(o)		$37,225	37,093

Total Short-Term Instruments (Cost $128,963)			129,265

Total Investments in Securities (Cost $3,364,416)			3,485,738

		SHARES
INVESTMENTS IN AFFILIATES 5.6%
SHORT-TERM INSTRUMENTS 5.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short Asset Portfolio		3,716,414	36,606
PIMCO Short-Term Floating NAV Portfolio III		15,369,952	149,719

Total Short-Term Instruments (Cost $186,763)			186,325

Total Investments in Affiliates (Cost $186,763)			186,325

Total Investments 109.5% (Cost $3,551,179)			$3,672,063
Financial Derivative Instruments (k)(m) (0.4)% (Cost or Premiums, net $(8,614))			(14,092)
Other Assets and Liabilities, net (9.1)%			(304,783)

Net Assets 100.0%			$3,353,188

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Coupon represents a 7-Day Yield.
(i)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Drillco Holdings Luxembourg SA	06/08/2023	206	236	0.01
Tib Finance PLC6.553% due 11/15/2034	09/18/2024	2,200	2,235	0.07
VB DPR Finance Co.6.833% due 03/15/2035	01/31/2025	5,000	5,051	0.15

		$7,406	$7,522	0.23%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date			Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	3.870%	03/05/2026	TBD	(2)	PLN	(75,027)	$(20,204)
	3.870	03/10/2026	TBD	(2)		(148,254)	(39,902)
	4.000	06/24/2026	TBD	(2)		(17,714)	(4,713)
	7.150	06/24/2026	TBD	(2)	ZAR	(58,589)	(3,582)
BRC	3.800	12/12/2025	TBD	(2)	$	(1,474)	(1,505)
	3.950	03/05/2026	TBD	(2)	PLN	(31,059)	(8,366)
	5.900	06/25/2026	TBD	(2)	HUF	(6,717,343)	(21,596)
JML	4.000	06/26/2026	TBD	(2)	PLN	(267,046)	(71,028)
MBC	3.600	06/19/2026	TBD	(2)	CZK	(82,657)	(3,896)
	3.900	06/08/2026	TBD	(2)	PLN	(347,949)	(92,729)
	3.900	06/26/2026	TBD	(2)		(26,879)	(7,149)
	3.950	04/20/2026	TBD	(2)		(101,082)	(27,089)
MEI	5.850	06/25/2026	07/02/2026		HUF	(1,440,484)	(4,631)
	5.850	07/02/2026	TBD	(2)		(1,451,019)	(4,661)

Total Reverse Repurchase Agreements							$(311,051)

(j)	Securities with an aggregate market value of $316,413 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(218,087) at a weighted average interest rate of 4.987%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	123	$13,834	$181	$0	$(48)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	50	$(5,495)	$(45)	$15	$0
CBOT U.S. Long Bond Futures	09/2026	5	(568)	(16)	3	0
Eurex 10 Year Euro BUND Futures	09/2026	20	(2,910)	(30)	3	0

				$(91)	$21	$0

Total Futures Contracts				$90	$21	$(48)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2026	0.199%	$4,900	$54	$(34)	$20	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2027	0.251	200	2	(1)	1	0	0

						$56	$(35)	$21	$0	$0

INTEREST RATE SWAPS

											Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	1,520	$18	$1	$19	$1	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2028		1,200	19	(3)	16	1	0
Pay(5)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	09/16/2028	INR	8,744,200	(397)	43	(354)	42	0
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/16/2031		1,904,440	22	14	36	14	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/16/2036		4,005,540	(285)	(54)	(339)	0	(87)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/17/2027	JPY	78,360,000	944	(195)	749	0	(16)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/17/2027		43,010,000	18	718	736	0	(15)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028		35,185,000	1,444	(308)	1,136	0	(19)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	06/17/2028		2,690,000	(23)	(12)	(35)	0	(2)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		35,666,000	439	(414)	25	0	(26)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.403	Semi-Annual	12/30/2026	SGD	329,020	(162)	(542)	(704)	0	(24)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031		111,890	957	(529)	428	15	0
Pay(5)	1-Day THB-THOR Compounded-OIS	1.500	Quarterly	09/16/2031	THB	33,460	(15)	9	(6)	0	(1)
Pay	1-Day THB-THOR Compounded-OIS	1.750	Quarterly	09/16/2031		731,900	(146)	270	124	0	(45)
Pay	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/16/2031		724,360	209	170	379	0	(19)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/16/2036		378,900	(103)	72	(31)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		$27,500	280	(392)	(112)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028		785,600	(14,400)	(695)	(15,095)	0	(670)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		49,200	1,148	(442)	706	42	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	09/16/2028		89,200	1,602	116	1,718	87	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		40,600	93	111	204	47	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		65,150	(816)	(783)	(1,599)	0	(131)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		7,600	(71)	125	54	17	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		130,800	2,240	(3,082)	(842)	0	(305)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		1,100	(14)	6	(8)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		206,900	(1,795)	3,274	1,479	554	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		5,660	(123)	(51)	(174)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		790	1	9	10	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		900	(3)	11	8	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		1,100	8	11	19	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		1,200	12	12	24	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		500	7	5	12	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2034		9,800	(678)	208	(470)	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		2,300	(9)	(10)	(19)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		700	28	6	34	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		48,520	1,815	(1,105)	710	205	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		1,800	(6)	2	(4)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		1,500	(5)	(6)	(11)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		3,500	(11)	34	23	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,000	(119)	215	96	27	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		30,450	737	(1,245)	(508)	0	(135)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		19,600	1,319	(235)	1,084	87	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		19,700	(160)	(235)	(395)	0	(94)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		2,300	55	(8)	47	11	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		5,300	122	(127)	(5)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		165,000	4,789	(1,003)	3,786	826	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		42,400	1,140	(120)	1,020	216	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2036		1,900	33	13	46	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		5,600	172	196	368	46	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		400	17	(39)	(22)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		1,200	47	(114)	(67)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,600	109	149	258	15	0
Pay	1-Day USD-SOFR Compounded-OIS	4.086	Annual	01/13/2055		43,800	345	(1,135)	(790)	0	(478)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		38,700	1,677	1,307	2,984	417	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		2,800	(94)	(1)	(95)	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		5,100	(56)	(120)	(176)	0	(57)
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027	BRL	245,300	(6,909)	(6,710)	(13,619)	6	0
Pay	1-Year BRL-CDI	8.654	Maturity	01/04/2027		66,920	50	(1,103)	(1,053)	2	0
Receive	1-Year BRL-CDI	9.783	Maturity	01/04/2027		259,000	63	4,369	4,432	0	(9)
Pay	1-Year BRL-CDI	9.795	Maturity	01/04/2027		89,400	0	(1,507)	(1,507)	3	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	75,600	0	(1,242)	(1,242)	3	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027	68,800	0	(1,124)	(1,124)	2	0
Receive	1-Year BRL-CDI	9.840	Maturity	01/04/2027	116,900	0	1,934	1,934	0	(4)
Pay	1-Year BRL-CDI	9.840	Maturity	01/04/2027	96,900	0	(1,612)	(1,612)	3	0
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027	129,700	0	(2,115)	(2,115)	5	0
Pay	1-Year BRL-CDI	10.076	Maturity	01/04/2027	214,200	(187)	(3,664)	(3,851)	8	0
Pay	1-Year BRL-CDI	10.225	Maturity	01/04/2027	49,450	0	(707)	(707)	2	0
Pay	1-Year BRL-CDI	10.235	Maturity	01/04/2027	49,450	0	(704)	(704)	2	0
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027	66,900	0	(846)	(846)	2	0
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027	59,400	74	(968)	(894)	2	0
Receive	1-Year BRL-CDI	10.671	Maturity	01/04/2027	137,300	0	1,667	1,667	0	(5)
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027	34,200	(113)	531	418	0	(1)
Pay	1-Year BRL-CDI	10.792	Maturity	01/04/2027	147,400	470	(2,297)	(1,827)	5	0
Receive	1-Year BRL-CDI	10.880	Maturity	01/04/2027	227,600	0	2,539	2,539	0	(8)
Receive	1-Year BRL-CDI	10.943	Maturity	01/04/2027	104,900	0	1,145	1,145	0	(4)
Pay	1-Year BRL-CDI	10.980	Maturity	01/04/2027	113,500	0	(1,213)	(1,213)	4	0
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027	81,100	359	(1,225)	(866)	3	0
Receive	1-Year BRL-CDI	11.133	Maturity	01/04/2027	96,200	0	972	972	0	(4)
Pay	1-Year BRL-CDI	11.169	Maturity	01/04/2027	148,000	97	(2,446)	(2,349)	5	0
Receive	1-Year BRL-CDI	11.513	Maturity	01/04/2027	83,900	0	735	735	0	(3)
Receive	1-Year BRL-CDI	11.560	Maturity	01/04/2027	66,300	0	569	569	0	(3)
Receive	1-Year BRL-CDI	11.600	Maturity	01/04/2027	139,600	0	1,134	1,134	0	(5)
Receive	1-Year BRL-CDI	11.603	Maturity	01/04/2027	162,200	0	1,316	1,316	0	(6)
Receive	1-Year BRL-CDI	11.736	Maturity	01/04/2027	210,100	0	1,578	1,578	0	(8)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027	565,900	3	(900)	(897)	23	0
Receive	1-Year BRL-CDI	14.350	Maturity	01/04/2027	254,500	0	109	109	0	(10)
Pay	1-Year BRL-CDI	14.995	Maturity	01/04/2027	121,900	0	187	187	5	0
Pay	1-Year BRL-CDI	11.695	Maturity	01/03/2028	51,000	0	(535)	(535)	14	0
Pay	1-Year BRL-CDI	10.044	Maturity	01/02/2029	68,500	(230)	(1,404)	(1,634)	28	0
Pay	1-Year BRL-CDI	10.386	Maturity	01/02/2029	3,500	1	(80)	(79)	1	0
Pay	1-Year BRL-CDI	11.490	Maturity	01/02/2029	51,300	0	(716)	(716)	21	0
Pay	1-Year BRL-CDI	11.523	Maturity	01/02/2029	97,000	0	(1,315)	(1,315)	40	0
Pay	1-Year BRL-CDI	11.655	Maturity	01/02/2029	155,200	0	(1,980)	(1,980)	64	0
Pay	1-Year BRL-CDI	11.730	Maturity	01/02/2029	58,600	0	(738)	(738)	24	0
Receive	1-Year BRL-CDI	12.255	Maturity	01/02/2029	55,700	0	537	537	0	(23)
Pay	1-Year BRL-CDI	12.716	Maturity	01/02/2029	285,800	0	(1,638)	(1,638)	119	0
Pay	1-Year BRL-CDI	12.750	Maturity	01/02/2029	111,200	0	(622)	(622)	46	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2029	157,200	0	1,069	1,069	0	(65)
Receive	1-Year BRL-CDI	12.808	Maturity	01/02/2029	292,900	0	1,561	1,561	0	(122)
Pay	1-Year BRL-CDI	12.905	Maturity	01/02/2029	32,300	0	(155)	(155)	14	0
Pay	1-Year BRL-CDI	13.055	Maturity	01/02/2029	316,400	0	(1,573)	(1,573)	132	0
Pay	1-Year BRL-CDI	13.056	Maturity	01/02/2029	315,300	0	(1,514)	(1,514)	132	0
Receive	1-Year BRL-CDI	13.060	Maturity	01/02/2029	268,100	0	1,196	1,196	0	(112)
Receive	1-Year BRL-CDI	13.120	Maturity	01/02/2029	62,100	0	208	208	0	(26)
Pay	1-Year BRL-CDI	13.175	Maturity	01/02/2029	60,300	(4)	(283)	(287)	25	0
Receive	1-Year BRL-CDI	13.270	Maturity	01/02/2029	78,500	0	340	340	0	(33)
Receive	1-Year BRL-CDI	13.289	Maturity	01/02/2029	427,100	0	1,354	1,354	0	(179)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029	166,200	0	(740)	(740)	69	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029	17,800	0	(77)	(77)	7	0
Receive	1-Year BRL-CDI	13.340	Maturity	01/02/2029	203,400	0	522	522	0	(85)
Receive	1-Year BRL-CDI	13.357	Maturity	01/02/2029	328,800	0	1,099	1,099	0	(138)
Pay	1-Year BRL-CDI	13.405	Maturity	01/02/2029	131,600	0	(495)	(495)	55	0
Pay	1-Year BRL-CDI	13.425	Maturity	01/02/2029	52,800	0	(193)	(193)	22	0
Receive	1-Year BRL-CDI	13.435	Maturity	01/02/2029	61,200	0	135	135	0	(26)
Pay	1-Year BRL-CDI	13.500	Maturity	01/02/2029	92,500	0	(322)	(322)	39	0
Receive	1-Year BRL-CDI	13.518	Maturity	01/02/2029	81,600	0	274	274	0	(34)
Receive	1-Year BRL-CDI	13.545	Maturity	01/02/2029	81,500	0	260	260	0	(34)
Receive	1-Year BRL-CDI	13.589	Maturity	01/02/2029	168,800	0	497	497	0	(71)
Pay	1-Year BRL-CDI	13.615	Maturity	01/02/2029	57,000	30	(195)	(165)	24	0
Pay	1-Year BRL-CDI	13.680	Maturity	01/02/2029	140,100	0	(352)	(352)	59	0
Receive	1-Year BRL-CDI	13.844	Maturity	01/02/2029	53,800	0	100	100	0	(23)
Receive	1-Year BRL-CDI	13.923	Maturity	01/02/2029	75,900	0	113	113	0	(32)
Pay	1-Year BRL-CDI	13.998	Maturity	01/02/2029	245,400	0	(280)	(280)	103	0
Receive	1-Year BRL-CDI	14.087	Maturity	01/02/2029	34,300	0	5	5	0	(14)
Receive	1-Year BRL-CDI	14.140	Maturity	01/02/2029	77,000	0	(34)	(34)	0	(32)
Pay	1-Year BRL-CDI	14.185	Maturity	01/02/2029	125,300	0	(19)	(19)	53	0
Pay	1-Year BRL-CDI	14.213	Maturity	01/02/2029	67,300	0	(1)	(1)	28	0
Receive	1-Year BRL-CDI	14.245	Maturity	01/02/2029	32,200	0	(2)	(2)	0	(14)
Pay	1-Year BRL-CDI	14.370	Maturity	01/02/2029	80,000	0	93	93	34	0
Receive	1-Year BRL-CDI	14.524	Maturity	01/02/2029	130,000	0	(202)	(202)	0	(55)
Pay	1-Year BRL-CDI	14.570	Maturity	01/02/2029	53,500	0	87	87	23	0
Pay	1-Year BRL-CDI	14.620	Maturity	01/02/2029	210,700	0	411	411	89	0
Pay	1-Year BRL-CDI	14.695	Maturity	01/02/2029	203,800	0	446	446	86	0
Pay	1-Year BRL-CDI	15.036	Maturity	01/02/2029	75,300	0	308	308	32	0
Pay	1-Year BRL-CDI	12.867	Maturity	01/02/2031	239,300	0	(1,499)	(1,499)	136	0
Pay	1-Year BRL-CDI	13.041	Maturity	01/02/2031	276,500	0	(1,399)	(1,399)	157	0
Receive	1-Year BRL-CDI	13.156	Maturity	01/02/2031	27,500	0	118	118	0	(16)
Receive	1-Year BRL-CDI	13.189	Maturity	01/02/2031	6,300	0	25	25	0	(4)
Receive	1-Year BRL-CDI	13.235	Maturity	01/02/2031	33,500	29	96	125	0	(19)
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2031	18,200	0	(69)	(69)	10	0
Pay	1-Year BRL-CDI	13.250	Maturity	01/02/2031	15,800	(6)	(52)	(58)	9	0
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031	18,300	0	(69)	(69)	10	0
Receive	1-Year BRL-CDI	13.296	Maturity	01/02/2031	182,700	0	656	656	0	(103)
Pay	1-Year BRL-CDI	13.300	Maturity	01/02/2031	142,900	0	(489)	(489)	81	0
Receive	1-Year BRL-CDI	13.310	Maturity	01/02/2031	182,300	0	635	635	0	(103)
Pay	1-Year BRL-CDI	13.315	Maturity	01/02/2031	92,200	0	(309)	(309)	52	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Year BRL-CDI	13.330	Maturity	01/02/2031		152,400	0	(498)	(498)	86	0
Pay	1-Year BRL-CDI	13.350	Maturity	01/02/2031		28,700	0	(95)	(95)	16	0
Pay	1-Year BRL-CDI	13.470	Maturity	01/02/2031		51,400	(3)	(177)	(180)	29	0
Pay	1-Year BRL-CDI	13.520	Maturity	01/02/2031		91,000	4	(227)	(223)	51	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		104,600	0	(228)	(228)	59	0
Pay	1-Year BRL-CDI	13.564	Maturity	01/02/2031		149,200	0	(333)	(333)	84	0
Pay	1-Year BRL-CDI	13.575	Maturity	01/02/2031		18,300	0	(56)	(56)	10	0
Pay	1-Year BRL-CDI	13.580	Maturity	01/02/2031		17,300	0	(52)	(52)	10	0
Pay	1-Year BRL-CDI	13.605	Maturity	01/02/2031		45,100	0	(91)	(91)	25	0
Pay	1-Year BRL-CDI	13.670	Maturity	01/02/2031		12,100	0	(21)	(21)	7	0
Pay	1-Year BRL-CDI	13.698	Maturity	01/02/2031		45,500	0	(70)	(70)	25	0
Pay	1-Year BRL-CDI	13.700	Maturity	01/02/2031		61,300	0	(84)	(84)	34	0
Pay	1-Year BRL-CDI	13.790	Maturity	01/02/2031		109,600	0	(103)	(103)	61	0
Pay	1-Year BRL-CDI	13.882	Maturity	01/02/2031		82,900	0	(43)	(43)	46	0
Pay	1-Year BRL-CDI	13.979	Maturity	01/02/2031		126,000	0	(7)	(7)	70	0
Pay	1-Year BRL-CDI	14.035	Maturity	01/02/2031		45,300	(74)	83	9	25	0
Pay	1-Year BRL-CDI	14.060	Maturity	01/02/2031		143,200	0	45	45	80	0
Pay	1-Year BRL-CDI	14.140	Maturity	01/02/2031		54,000	0	37	37	30	0
Receive	1-Year BRL-CDI	14.247	Maturity	01/02/2031		56,300	0	(65)	(65)	0	(31)
Receive	1-Year BRL-CDI	14.334	Maturity	01/02/2031		3,300	0	(5)	(5)	0	(2)
Pay	1-Year BRL-CDI	14.375	Maturity	01/02/2031		11,400	0	20	20	6	0
Receive	1-Year BRL-CDI	14.505	Maturity	01/02/2031		149,100	0	(344)	(344)	0	(82)
Receive	1-Year BRL-CDI	14.514	Maturity	01/02/2031		143,400	0	(337)	(337)	0	(79)
Receive	1-Year BRL-CDI	11.900	Maturity	01/03/2033		26,000	0	374	374	0	(16)
Pay	1-Year BRL-CDI	11.940	Maturity	01/03/2033		19,900	0	(279)	(279)	12	0
Pay	1-Year BRL-CDI	13.235	Maturity	01/02/2035		239,000	0	(977)	(977)	150	0
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/16/2031	CNY	1,054,190	(546)	821	275	0	(78)
Pay	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	03/19/2027	COP	60,504,410	0	(433)	(433)	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	12.000	Annual	06/17/2027		188,240,100	(42)	(2)	(44)	0	(24)
Pay	3-Month COP-IBR Compounded-OIS	12.220	Annual	06/17/2027		16,345,900	0	6	6	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	12.230	Annual	06/17/2027		16,345,900	0	6	6	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	12.250	Maturity	06/17/2027		32,691,800	0	14	14	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	12.340	Maturity	06/17/2027		31,655,200	0	21	21	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	8.342	Quarterly	09/17/2027		56,202,000	0	(597)	(597)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.260	Quarterly	12/26/2027		84,358,600	0	1,056	1,056	9	0
Receive	3-Month COP-IBR Compounded-OIS	8.280	Quarterly	12/26/2027		48,932,400	0	608	608	5	0
Receive	3-Month COP-IBR Compounded-OIS	8.565	Quarterly	12/30/2027		28,972,200	0	326	326	3	0
Receive	3-Month COP-IBR Compounded-OIS	12.330	Quarterly	03/18/2028		7,874,000	0	(40)	(40)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/28/2028		59,264,300	0	1,020	1,020	13	0
Receive	3-Month COP-IBR Compounded-OIS	7.970	Quarterly	04/28/2028		24,095,100	0	406	406	5	0
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/28/2028		24,059,200	0	382	382	5	0
Pay	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		30,026,100	370	(730)	(360)	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	11.250	Quarterly	06/17/2028		34,525,500	(16)	45	29	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	11.425	Quarterly	06/17/2028		8,214,900	0	14	14	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	11.450	Quarterly	06/17/2028		25,566,600	0	48	48	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	11.550	Quarterly	06/17/2028		24,560,800	0	59	59	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	11.634	Quarterly	06/17/2028		52,484,100	0	149	149	0	(10)
Receive	3-Month COP-IBR Compounded-OIS	8.360	Quarterly	09/17/2028		84,272,900	0	1,267	1,267	17	0
Receive	3-Month COP-IBR Compounded-OIS	8.400	Quarterly	09/17/2028		67,784,700	0	1,003	1,003	14	0
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	10/03/2028		1,151,860	18	(32)	(14)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.215	Quarterly	11/14/2028		4,936,200	4	(88)	(84)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	7.290	Quarterly	01/22/2029		5,197,340	(1)	(126)	(127)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	12.170	Quarterly	03/18/2029		5,532,000	0	(55)	(55)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.152	Quarterly	04/25/2029		50,802,100	0	(969)	(969)	0	(14)
Pay	3-Month COP-IBR Compounded-OIS	11.200	Quarterly	06/17/2029		5,783,900	0	24	24	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	11.210	Quarterly	06/17/2029		5,951,600	0	25	25	0	(2)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	7.770	Quarterly	07/18/2029	77,771,500	0	(1,782)	(1,782)	0	(23)
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029	56,133,400	0	739	739	16	0
Pay	3-Month COP-IBR Compounded-OIS	7.110	Quarterly	10/02/2029	39,060,000	0	(1,156)	(1,156)	0	(12)
Pay	3-Month COP-IBR Compounded-OIS	7.760	Quarterly	11/21/2029	34,948,500	0	(816)	(816)	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	8.430	Quarterly	05/15/2030	11,935,200	0	221	221	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.498	Quarterly	05/16/2030	42,921,000	0	764	764	7	0
Pay	3-Month COP-IBR Compounded-OIS	8.725	Quarterly	06/10/2030	2,349,000	0	(36)	(36)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.770	Quarterly	06/10/2030	7,049,000	0	(105)	(105)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.790	Quarterly	06/10/2030	4,699,000	0	(69)	(69)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.140	Quarterly	06/18/2030	17,415,000	0	(362)	(362)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.210	Quarterly	06/18/2030	9,939,000	0	(200)	(200)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.250	Quarterly	06/18/2030	4,969,000	0	(98)	(98)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.260	Quarterly	06/18/2030	4,993,000	0	(98)	(98)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.300	Quarterly	06/18/2030	315,100	0	(6)	(6)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.310	Quarterly	06/18/2030	34,943,700	0	(670)	(670)	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	8.350	Quarterly	06/18/2030	34,143,800	22	619	641	5	0
Pay	3-Month COP-IBR Compounded-OIS	8.535	Quarterly	06/18/2030	30,470,700	0	(519)	(519)	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	8.800	Quarterly	06/18/2030	47,582,000	6	686	692	6	0
Pay	3-Month COP-IBR Compounded-OIS	8.598	Quarterly	09/17/2030	6,914,000	0	(116)	(116)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.630	Quarterly	09/17/2030	3,230,600	0	(53)	(53)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.650	Quarterly	09/17/2030	14,657,000	(1)	239	238	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.700	Quarterly	09/17/2030	11,921,000	(1)	189	188	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.710	Quarterly	09/17/2030	62,323,900	0	(975)	(975)	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	8.755	Quarterly	09/17/2030	11,232,900	0	(171)	(171)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030	2,958,600	(24)	93	69	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.300	Quarterly	12/17/2030	21,718,000	0	(212)	(212)	1	0
Pay	3-Month COP-IBR Compounded-OIS	9.650	Quarterly	12/17/2030	39,172,700	0	(241)	(241)	1	0
Pay	3-Month COP-IBR Compounded-OIS	9.725	Quarterly	12/17/2030	28,774,000	0	(155)	(155)	1	0
Pay	3-Month COP-IBR Compounded-OIS	9.788	Quarterly	12/17/2030	57,547,000	0	(272)	(272)	1	0
Receive	3-Month COP-IBR Compounded-OIS	4.155	Quarterly	01/15/2031	34,133,000	1,326	960	2,286	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	4.115	Quarterly	02/01/2031	13,423,000	527	370	897	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	10.750	Quarterly	03/18/2031	14,787,600	0	(87)	(87)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	10.776	Quarterly	03/18/2031	66,186,500	0	(408)	(408)	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	5.950	Quarterly	03/26/2031	6,198,160	108	175	283	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031	14,268,750	(63)	445	382	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	10.700	Quarterly	06/17/2031	3,872,700	0	23	23	1	0
Pay	3-Month COP-IBR Compounded-OIS	10.710	Quarterly	06/17/2031	3,772,100	0	23	23	1	0
Pay	3-Month COP-IBR Compounded-OIS	10.730	Quarterly	06/17/2031	3,856,000	0	24	24	1	0
Pay	3-Month COP-IBR Compounded-OIS	10.740	Quarterly	06/17/2031	4,191,200	0	27	27	1	0
Pay	3-Month COP-IBR Compounded-OIS	10.745	Quarterly	06/17/2031	7,712,000	0	50	50	1	0
Pay	3-Month COP-IBR Compounded-OIS	10.770	Quarterly	06/17/2031	7,712,000	0	52	52	1	0
Pay	3-Month COP-IBR Compounded-OIS	11.500	Quarterly	06/17/2031	19,911,400	(68)	365	297	3	0
Receive	3-Month COP-IBR Compounded-OIS	11.645	Quarterly	06/17/2031	25,518,000	0	(423)	(423)	0	(4)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	11.660	Quarterly	06/17/2031		21,036,700	0	(352)	(352)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	11.700	Quarterly	06/17/2031		4,743,000	0	(82)	(82)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	11.720	Quarterly	06/17/2031		4,496,000	0	(78)	(78)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	11.730	Quarterly	06/17/2031		4,585,000	0	(80)	(80)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	11.870	Quarterly	06/17/2031		21,060,000	0	(402)	(402)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	11.885	Quarterly	06/17/2031		42,330,000	0	(815)	(815)	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	11.910	Quarterly	06/17/2031		21,060,000	0	(411)	(411)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	7.540	Quarterly	08/09/2031		13,200,000	0	407	407	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.580	Quarterly	08/09/2031		13,275,200	0	403	403	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	08/12/2031		12,195,800	0	360	360	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	08/13/2031		11,596,300	0	360	360	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	09/30/2031		16,549,600	205	315	520	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	8.690	Quarterly	12/26/2031		52,936,000	0	(897)	(897)	12	0
Pay	3-Month COP-IBR Compounded-OIS	9.045	Quarterly	12/30/2031		14,556,100	0	(184)	(184)	3	0
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		9,011,400	(47)	307	260	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	9.490	Quarterly	06/30/2032		231,550	(3)	5	2	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.490	Quarterly	06/30/2032		231,550	3	(5)	(2)	0	0
Receive	3-Month COP-IBR Compounded-OIS	11.925	Quarterly	06/17/2033		26,697,000	0	(732)	(732)	0	(10)
Receive	3-Month COP-IBR Compounded-OIS	11.930	Quarterly	06/17/2033		14,936,000	0	(411)	(411)	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	7.990	Quarterly	11/25/2034		42,551,500	62	1,327	1,389	0	(24)
Pay	3-Month COP-IBR Compounded-OIS	9.655	Quarterly	01/24/2035		6,712,000	0	(38)	(38)	4	0
Pay	3-Month COP-IBR Compounded-OIS	9.820	Quarterly	01/24/2035		25,021,900	0	(73)	(73)	14	0
Receive	3-Month COP-IBR Compounded-OIS	10.720	Quarterly	03/18/2035		24,555,000	0	(303)	(303)	0	(14)
Receive	3-Month COP-IBR Compounded-OIS	9.525	Quarterly	06/18/2035		17,280,000	3	128	131	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	9.110	Quarterly	09/17/2035		27,551,200	0	(408)	(408)	17	0
Pay	3-Month COP-IBR Compounded-OIS	9.155	Quarterly	09/17/2035		34,573,500	0	(485)	(485)	21	0
Receive	3-Month COP-IBR Compounded-OIS	9.329	Quarterly	12/17/2035		94,322,500	0	1,058	1,058	0	(59)
Pay	3-Month COP-IBR Compounded-OIS	10.720	Quarterly	06/05/2036		9,757,200	0	131	131	6	0
Pay	3-Month COP-IBR Compounded-OIS	10.755	Quarterly	06/05/2036		9,675,900	0	136	136	6	0
Pay	3-Month COP-IBR Compounded-OIS	10.720	Quarterly	06/09/2036		33,576,000	0	451	451	21	0
Pay	3-Month COP-IBR Compounded-OIS	3.963	Annual	11/27/2030	CZK	116,500	0	80	80	0	(7)
Pay	3-Month COP-IBR Compounded-OIS	4.335	Annual	06/16/2031		240,800	0	118	118	0	(14)
Pay	3-Month COP-IBR Compounded-OIS	4.090	Annual	06/29/2031		477,600	0	(28)	(28)	0	(27)
Pay	3-Month COP-IBR Compounded-OIS	4.100	Annual	06/30/2031		272,100	0	(10)	(10)	0	(15)
Pay(5)	3-Month COP-IBR Compounded-OIS	4.668	Annual	06/16/2036		93,000	0	52	52	0	0
Pay(5)	3-Month COP-IBR Compounded-OIS	4.364	Annual	06/25/2036		315,250	0	10	10	1	0
Pay(5)	3-Month COP-IBR Compounded-OIS	4.335	Annual	07/01/2036		109,580	0	(2)	(2)	0	(2)
Pay(5)	3-Month COP-IBR Compounded-OIS	4.375	Annual	07/01/2036		109,580	0	5	5	5	0
Pay	3-Month KRW-KORIBOR	3.750	Quarterly	09/16/2028	KRW	361,950,200	(1,105)	720	(385)	105	0
Receive(5)	3-Month KRW-KORIBOR	3.500	Quarterly	09/16/2036		85,627,000	2,603	(488)	2,115	0	(282)
Pay(5)	3-Month MYR-KLIBOR	3.500	Quarterly	09/16/2031	MYR	209,150	(212)	37	(175)	0	(107)
Pay	3-Month PLN-WIBOR	4.680	Annual	04/25/2029	PLN	7,700	0	46	46	3	0
Receive	3-Month PLN-WIBOR	5.000	Annual	04/25/2029		33,400	0	(280)	(280)	0	(14)
Receive	3-Month PLN-WIBOR	4.136	Annual	07/25/2029		218,400	469	(1,755)	(1,286)	0	(93)
Receive	3-Month PLN-WIBOR	4.820	Annual	07/25/2029		33,200	0	(490)	(490)	0	(15)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		23,200	0	(368)	(368)	0	(10)
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029		31,600	0	(527)	(527)	0	(14)
Pay	3-Month PLN-WIBOR	4.794	Annual	10/25/2029		1,200	0	17	17	1	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030		51,000	46	441	487	24	0
Pay	3-Month PLN-WIBOR	4.075	Annual	04/11/2030		27,700	36	11	47	13	0
Receive	3-Month PLN-WIBOR	4.015	Annual	04/17/2030		21,900	0	(24)	(24)	0	(10)
Receive	3-Month PLN-WIBOR	4.019	Annual	04/18/2030		21,600	0	(24)	(24)	0	(10)
Pay	3-Month PLN-WIBOR	4.048	Annual	04/18/2030		16,800	7	17	24	8	0
Receive	3-Month PLN-WIBOR	4.049	Annual	04/18/2030		15,600	0	(22)	(22)	0	(7)
Receive	3-Month PLN-WIBOR	4.065	Annual	04/18/2030		10,800	0	(17)	(17)	0	(5)
Pay	3-Month PLN-WIBOR	3.962	Annual	05/06/2030		46,900	(94)	119	25	22	0
Pay	3-Month PLN-WIBOR	3.952	Annual	07/29/2030		22,400	(37)	167	130	11	0
Receive	3-Month PLN-WIBOR	4.195	Annual	09/29/2030		14,800	0	(126)	(126)	0	(7)
Receive	3-Month PLN-WIBOR	4.065	Annual	11/24/2030		48,290	(113)	(212)	(325)	0	(24)
Receive	3-Month PLN-WIBOR	5.060	Annual	04/25/2032		54,970	(763)	(56)	(819)	0	(40)
Pay	3-Month PLN-WIBOR	4.760	Annual	10/25/2033		7,100	0	127	127	7	0
Pay	3-Month PLN-WIBOR	4.850	Annual	10/25/2033		16,000	0	312	312	15	0
Pay	3-Month PLN-WIBOR	4.970	Annual	10/25/2033		2,900	0	63	63	3	0
Pay	3-Month PLN-WIBOR	5.055	Annual	10/25/2033		19,100	0	444	444	18	0
Pay	3-Month PLN-WIBOR	5.155	Annual	10/25/2034		23,900	0	621	621	25	0
Pay	3-Month PLN-WIBOR	4.440	Annual	09/19/2035		22,600	(9)	256	247	22	0
Receive	3-Month PLN-WIBOR	4.393	Annual	10/16/2035		25,870	1	(251)	(250)	0	(25)
Pay	3-Month PLN-WIBOR	4.356	Annual	10/17/2035		12,790	0	113	113	12	0
Pay	3-Month PLN-WIBOR	4.434	Annual	11/03/2035		1,300	9	5	14	1	0
Receive	3-Month PLN-WIBOR	4.430	Annual	11/10/2035		1,700	0	(18)	(18)	0	(2)
Pay	3-Month PLN-WIBOR	4.370	Annual	11/25/2035		9,700	0	85	85	9	0
Receive	3-Month PLN-WIBOR	4.475	Annual	11/26/2035		27,000	(103)	(196)	(299)	0	(26)
Pay	3-Month PLN-WIBOR	4.235	Annual	11/27/2035		5,300	0	31	31	5	0
Receive(5)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035		125,630	0	(232)	(232)	0	(57)
Receive(5)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		23,300	0	(34)	(34)	0	(11)
Receive	3-Month PLN-WIBOR	4.340	Annual	12/12/2035		8,000	0	(64)	(64)	0	(8)
Pay	3-Month PLN-WIBOR	4.285	Annual	12/19/2035		13,000	0	90	90	12	0
Pay	3-Month PLN-WIBOR	4.445	Annual	12/22/2035		9,900	59	43	102	9	0
Receive(5)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		15,100	0	(27)	(27)	0	(7)
Pay	3-Month PLN-WIBOR	4.223	Annual	02/04/2036		13,400	0	3	3	12	0
Receive	3-Month PLN-WIBOR	4.385	Annual	02/06/2036		12,100	(35)	(10)	(45)	0	(11)
Pay	3-Month PLN-WIBOR	4.091	Annual	02/23/2036		20,900	0	(57)	(57)	18	0
Receive	3-Month PLN-WIBOR	4.450	Annual	02/24/2036		11,700	(32)	(28)	(60)	0	(11)
Receive	3-Month PLN-WIBOR	4.275	Annual	03/02/2036		11,600	(31)	16	(15)	0	(10)
Pay	3-Month PLN-WIBOR	4.161	Annual	03/03/2036		61,700	(298)	222	(76)	55	0
Receive	3-Month PLN-WIBOR	4.348	Annual	03/05/2036		8,900	0	(25)	(25)	0	(8)
Receive	3-Month PLN-WIBOR	4.370	Annual	03/05/2036		13,300	0	(44)	(44)	0	(12)
Receive	3-Month PLN-WIBOR	4.349	Annual	03/06/2036		13,000	0	(37)	(37)	0	(12)
Receive	3-Month PLN-WIBOR	4.463	Annual	03/09/2036		6,500	0	(35)	(35)	0	(6)
Receive	3-Month PLN-WIBOR	4.574	Annual	03/10/2036		9,600	0	(74)	(74)	0	(9)
Receive	3-Month PLN-WIBOR	4.685	Annual	03/10/2036		6,600	0	(67)	(67)	0	(6)
Receive	3-Month PLN-WIBOR	4.860	Annual	03/11/2036		12,200	0	(169)	(169)	0	(12)
Receive	3-Month PLN-WIBOR	4.828	Annual	03/17/2036		67,000	(140)	(734)	(874)	0	(64)
Pay(5)	3-Month PLN-WIBOR	5.200	Annual	03/23/2036		5,800	0	35	35	2	0
Pay	3-Month PLN-WIBOR	4.845	Annual	04/02/2036		26,400	0	350	350	25	0
Pay(5)	3-Month PLN-WIBOR	5.230	Annual	04/02/2036		6,900	0	43	43	3	0
Pay	3-Month PLN-WIBOR	4.230	Annual	04/15/2036		10,600	(26)	24	(2)	9	0
Receive	3-Month PLN-WIBOR	4.520	Annual	04/20/2036		38,000	109	(339)	(230)	0	(34)
Receive	3-Month PLN-WIBOR	4.665	Annual	04/27/2036		7,900	0	(72)	(72)	0	(7)
Receive	3-Month PLN-WIBOR	4.650	Annual	04/28/2036		207,700	11	(1,839)	(1,828)	0	(190)
Receive	3-Month PLN-WIBOR	4.200	Annual	05/13/2036		12,280	0	13	13	0	(10)
Pay	3-Month PLN-WIBOR	4.400	Annual	05/13/2036		26,400	(29)	116	87	23	0
Receive	3-Month PLN-WIBOR	4.125	Annual	05/20/2036		12,400	0	35	35	0	(10)
Pay	3-Month PLN-WIBOR	4.135	Annual	05/20/2036		10,800	(25)	(3)	(28)	9	0
Pay	3-Month PLN-WIBOR	4.325	Annual	05/20/2036		26,900	(28)	69	41	23	0
Receive	3-Month PLN-WIBOR	4.180	Annual	05/22/2036		100,000	767	(606)	161	0	(84)
Pay	3-Month PLN-WIBOR	4.380	Annual	05/22/2036		27,500	(2)	77	75	24	0
Receive(5)	3-Month PLN-WIBOR	4.960	Annual	06/16/2036		16,700	0	(54)	(54)	0	(6)
Receive(5)	3-Month PLN-WIBOR	4.625	Annual	07/01/2036		19,700	0	1	1	1	0
Receive(5)	3-Month PLN-WIBOR	4.665	Annual	07/01/2036		19,700	0	(6)	(6)	0	(6)
Receive	3-Month SEK-STIBOR	2.021	Annual	10/07/2029	SEK	293,900	(9)	49	40	10	0
Pay	3-Month SEK-STIBOR	2.298	Annual	10/07/2029		291,800	1	282	283	0	(9)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026	ZAR	257,500	(362)	341	(21)	0	(2)
Receive(5)	3-Month ZAR-JIBAR	7.770	Quarterly	11/19/2027		32,500	0	(7)	(7)	2	0
Receive(5)	3-Month ZAR-JIBAR	7.780	Quarterly	11/20/2027		25,900	0	(5)	(5)	2	0
Receive	3-Month ZAR-JIBAR	6.745	Quarterly	03/06/2028		514,100	0	290	290	47	0
Receive	3-Month ZAR-JIBAR	6.780	Quarterly	03/06/2028		306,200	0	162	162	28	0
Receive	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028		2,340,700	1,168	99	1,267	215	0
Receive	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		138,000	(352)	35	(317)	14	0
Receive	3-Month ZAR-JIBAR	7.700	Quarterly	06/08/2028		343,300	(169)	14	(155)	35	0
Pay	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		101,700	79	90	169	0	(12)
Receive	3-Month ZAR-JIBAR	8.410	Quarterly	11/10/2028		145,200	(103)	(131)	(234)	17	0
Receive	3-Month ZAR-JIBAR	8.140	Quarterly	11/16/2028		41,400	(6)	(45)	(51)	5	0
Receive	3-Month ZAR-JIBAR	8.599	Quarterly	06/05/2029		594,200	(1,114)	(168)	(1,282)	85	0
Pay	3-Month ZAR-JIBAR	7.560	Quarterly	08/23/2029		238,000	(62)	184	122	0	(36)
Pay	3-Month ZAR-JIBAR	7.980	Quarterly	01/31/2030		263,400	0	374	374	0	(48)
Pay	3-Month ZAR-JIBAR	8.355	Quarterly	01/31/2030		165,800	426	(65)	361	0	(30)
Receive	3-Month ZAR-JIBAR	8.820	Quarterly	01/31/2030		312,300	(722)	(252)	(974)	56	0
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	03/12/2030		131,400	(16)	127	111	0	(25)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	3-Month ZAR-JIBAR	7.775	Quarterly	03/18/2030		154,000	0	(143)	(143)	29	0
Receive	3-Month ZAR-JIBAR	7.810	Quarterly	03/27/2030		125,500	(24)	(100)	(124)	24	0
Pay	3-Month ZAR-JIBAR	7.570	Quarterly	05/27/2030		64,800	0	37	37	0	(13)
Receive	3-Month ZAR-JIBAR	7.700	Quarterly	06/18/2030		338,710	(102)	(169)	(271)	69	0
Pay	3-Month ZAR-JIBAR	7.860	Quarterly	06/18/2030		242,800	(6)	283	277	0	(49)
Pay	3-Month ZAR-JIBAR	7.650	Quarterly	06/20/2030		508,843	1,226	(874)	352	0	(104)
Pay	3-Month ZAR-JIBAR	7.810	Quarterly	06/20/2030		65,896	0	68	68	0	(13)
Receive	3-Month ZAR-JIBAR	7.270	Quarterly	08/26/2030		190,800	(45)	63	18	40	0
Pay	3-Month ZAR-JIBAR	7.370	Quarterly	08/26/2030		381,400	202	(152)	50	0	(80)
Pay	3-Month ZAR-JIBAR	7.310	Quarterly	09/02/2030		386,100	231	(245)	(14)	0	(81)
Pay	3-Month ZAR-JIBAR	6.880	Quarterly	09/17/2030		165,800	0	(167)	(167)	0	(35)
Receive	3-Month ZAR-JIBAR	7.040	Quarterly	09/22/2030		189,878	0	124	124	41	0
Pay	3-Month ZAR-JIBAR	7.560	Quarterly	09/22/2030		83,950	0	42	42	0	(18)
Receive	3-Month ZAR-JIBAR	7.310	Quarterly	10/02/2030		308,600	(86)	79	(7)	67	0
Pay	3-Month ZAR-JIBAR	7.410	Quarterly	10/02/2030		127,700	0	33	33	0	(28)
Pay	3-Month ZAR-JIBAR	6.860	Quarterly	10/15/2030		41,700	0	(44)	(44)	0	(9)
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	11/12/2030		203,700	0	(263)	(263)	0	(44)
Pay	3-Month ZAR-JIBAR	7.155	Quarterly	11/26/2030		20,700	0	(8)	(8)	0	(5)
Receive	3-Month ZAR-JIBAR	7.160	Quarterly	11/26/2030		143,100	(64)	119	55	31	0
Receive	3-Month ZAR-JIBAR	7.070	Quarterly	12/04/2030		147,900	(44)	138	94	33	0
Pay	3-Month ZAR-JIBAR	7.180	Quarterly	12/04/2030		69,510	0	(26)	(26)	0	(15)
Receive	3-Month ZAR-JIBAR	7.040	Quarterly	12/23/2030		122,200	(49)	137	88	27	0
Receive	3-Month ZAR-JIBAR	7.080	Quarterly	12/31/2030		96,500	(38)	99	61	22	0
Pay	3-Month ZAR-JIBAR	6.522	Quarterly	01/29/2031		71,900	0	(143)	(143)	0	(16)
Receive	3-Month ZAR-JIBAR	6.885	Quarterly	02/04/2031		107,400	(42)	160	118	24	0
Receive	3-Month ZAR-JIBAR	6.715	Quarterly	02/26/2031		105,500	(39)	201	162	24	0
Receive	3-Month ZAR-JIBAR	6.920	Quarterly	03/06/2031		80,200	0	85	85	18	0
Receive	3-Month ZAR-JIBAR	7.360	Quarterly	03/09/2031		85,000	0	(1)	(1)	20	0
Pay	3-Month ZAR-JIBAR	6.640	Quarterly	04/02/2031		103,800	(34)	(151)	(185)	0	(24)
Pay	3-Month ZAR-JIBAR	7.520	Quarterly	04/02/2031		16,000	0	8	8	0	(4)
Pay	3-Month ZAR-JIBAR	6.673	Quarterly	04/14/2031		95,100	(31)	(132)	(163)	0	(22)
Pay	3-Month ZAR-JIBAR	6.610	Quarterly	04/28/2031		99,800	(30)	(158)	(188)	0	(23)
Pay	3-Month ZAR-JIBAR	6.510	Quarterly	05/26/2031		220,200	(296)	(181)	(477)	0	(51)
Pay	3-Month ZAR-JIBAR	8.160	Quarterly	03/31/2032		24,200	0	50	50	0	(7)
Pay	3-Month ZAR-JIBAR	8.190	Quarterly	03/31/2032		69,900	0	150	150	0	(19)
Pay	3-Month ZAR-JIBAR	8.872	Quarterly	07/24/2034		35,600	28	144	172	0	(12)
Pay	3-Month ZAR-JIBAR	7.381	Quarterly	01/12/2036		19,400	0	(28)	(28)	0	(7)
Pay	3-Month ZAR-JIBAR	7.370	Quarterly	01/27/2036		56,800	0	(85)	(85)	0	(20)
Pay	3-Month ZAR-JIBAR	7.091	Quarterly	02/17/2036		214,500	(890)	306	(584)	0	(75)
Pay	3-Month ZAR-JIBAR	7.822	Quarterly	04/08/2036		207,900	0	86	86	0	(75)
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	04/24/2036		568,300	425	428	853	0	(208)
Pay	3-Month ZAR-JIBAR	7.950	Quarterly	05/07/2036		35,000	0	32	32	0	(13)
Receive	6-Month CLP-CHILIBOR	4.960	Semi-Annual	03/19/2027	CLP	5,258,800	0	(28)	(28)	1	0
Receive	6-Month CLP-CHILIBOR	3.731	Semi-Annual	07/20/2028		7,185,000	491	(354)	137	0	(5)
Receive	6-Month CLP-CHILIBOR	4.490	Semi-Annual	10/01/2028		4,479,000	0	(3)	(3)	0	(4)
Pay	6-Month CLP-CHILIBOR	4.540	Semi-Annual	10/01/2028		2,719,700	0	6	6	2	0
Receive	6-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028		1,680,800	0	(5)	(5)	0	(1)
Pay	6-Month CLP-CHILIBOR	4.770	Semi-Annual	10/01/2028		10,674,000	0	85	85	9	0
Receive	6-Month CLP-CHILIBOR	5.160	Semi-Annual	10/01/2028		1,343,200	(28)	3	(25)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.220	Semi-Annual	10/01/2028		2,906,700	(68)	10	(58)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		3,855,000	(204)	58	(146)	0	(3)
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		7,589,000	(427)	120	(307)	0	(10)
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		2,718,600	(128)	34	(94)	0	(2)
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028		4,461,100	87	34	121	4	0
Receive	6-Month CLP-CHILIBOR	4.675	Semi-Annual	03/18/2029		2,150,000	0	(12)	(12)	0	(2)
Receive	6-Month CLP-CHILIBOR	4.740	Semi-Annual	03/18/2029		15,748,000	0	(117)	(117)	0	(11)
Pay	6-Month CLP-CHILIBOR	5.050	Semi-Annual	07/19/2029		4,076,800	2	74	76	3	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029		10,005,000	0	(11)	(11)	0	(6)
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	10/01/2029		8,180,000	0	(45)	(45)	0	(5)
Receive	6-Month CLP-CHILIBOR	5.280	Semi-Annual	02/28/2030		21,446,500	(271)	(328)	(599)	2	0
Pay	6-Month CLP-CHILIBOR	5.285	Semi-Annual	03/19/2030		2,552,200	0	71	71	1	0
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	03/19/2030		1,651,000	0	60	60	1	0
Pay	6-Month CLP-CHILIBOR	5.550	Semi-Annual	03/19/2030		156,550	0	6	6	0	0
Receive	6-Month CLP-CHILIBOR	4.750	Semi-Annual	04/10/2030		12,581,900	0	(72)	(72)	0	(8)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	6-Month CLP-CHILIBOR	4.690	Semi-Annual	06/18/2030	5,426,900	0	13	13	4	0
Receive	6-Month CLP-CHILIBOR	4.715	Semi-Annual	06/18/2030	5,081,300	0	(17)	(17)	0	(3)
Pay	6-Month CLP-CHILIBOR	5.150	Semi-Annual	06/18/2030	6,054,800	1	126	127	5	0
Pay	6-Month CLP-CHILIBOR	5.180	Semi-Annual	06/18/2030	4,571,400	0	101	101	3	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030	885,000	0	(1)	(1)	0	0
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	09/01/2030	21,929,000	0	(66)	(66)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.060	Semi-Annual	03/18/2031	3,750,000	0	(69)	(69)	0	0
Pay	6-Month CLP-CHILIBOR	4.880	Semi-Annual	06/17/2031	22,943,000	0	183	183	10	0
Pay	6-Month CLP-CHILIBOR	4.910	Semi-Annual	06/17/2031	3,530,500	0	32	32	0	0
Pay	6-Month CLP-CHILIBOR	5.005	Semi-Annual	06/17/2031	6,571,000	0	93	93	3	0
Receive	6-Month CLP-CHILIBOR	5.150	Semi-Annual	06/17/2031	23,449,600	19	(519)	(500)	0	(10)
Pay	6-Month CLP-CHILIBOR	5.190	Semi-Annual	06/17/2031	2,221,000	0	51	51	0	0
Pay	6-Month CLP-CHILIBOR	5.250	Semi-Annual	06/17/2031	762,800	2	18	20	0	0
Receive	6-Month CLP-CHILIBOR	5.306	Semi-Annual	06/17/2031	16,686,000	0	(484)	(484)	0	(8)
Pay	6-Month CLP-CHILIBOR	5.070	Semi-Annual	06/24/2031	9,480,000	0	160	160	0	(2)
Pay	6-Month CLP-CHILIBOR	4.970	Semi-Annual	06/18/2032	3,919,500	0	37	37	0	0
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032	18,995,000	(1,736)	166	(1,570)	0	(9)
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	04/01/2033	4,098,000	0	73	73	3	0
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033	2,078,800	(77)	0	(77)	0	(2)
Pay	6-Month CLP-CHILIBOR	5.560	Semi-Annual	04/01/2033	1,651,000	0	79	79	1	0
Pay	6-Month CLP-CHILIBOR	5.660	Semi-Annual	04/01/2033	1,555,000	0	84	84	1	0
Receive(5)	6-Month CLP-CHILIBOR	5.250	Annual	05/13/2033	3,525,300	0	6	6	0	(3)
Receive	6-Month CLP-CHILIBOR	5.300	Semi-Annual	05/18/2033	2,201,210	(63)	(1)	(64)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.360	Semi-Annual	05/18/2033	1,393,000	(46)	0	(46)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033	5,204,000	(343)	11	(332)	0	(6)
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033	1,185,100	(92)	5	(87)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033	11,005,540	(896)	45	(851)	0	(13)
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033	3,462,700	(349)	23	(326)	0	(4)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033	2,437,000	84	1	85	3	0
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033	4,836,500	102	9	111	6	0
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	02/13/2034	1,050,300	(2)	3	1	1	0
Pay	6-Month CLP-CHILIBOR	5.030	Semi-Annual	02/23/2034	5,540,500	(51)	100	49	6	0
Pay	6-Month CLP-CHILIBOR	5.313	Semi-Annual	04/25/2034	5,249,900	0	148	148	6	0
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	04/26/2034	5,158,800	0	163	163	6	0
Pay(5)	6-Month CLP-CHILIBOR	5.750	Annual	05/13/2034	3,609,000	0	1	1	1	0
Receive	6-Month CLP-CHILIBOR	5.450	Semi-Annual	06/28/2034	5,759,000	0	(234)	(234)	0	(2)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	07/03/2034	3,768,300	0	141	141	5	0
Pay	6-Month CLP-CHILIBOR	4.890	Semi-Annual	10/01/2034	2,141,900	0	(12)	(12)	3	0
Pay	6-Month CLP-CHILIBOR	5.440	Semi-Annual	02/28/2035	6,101,000	0	228	228	10	0
Receive	6-Month CLP-CHILIBOR	5.140	Semi-Annual	03/01/2035	4,650,000	0	(59)	(59)	0	(8)
Receive	6-Month CLP-CHILIBOR	5.210	Semi-Annual	03/01/2035	3,480,000	0	(64)	(64)	0	(6)
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	06/18/2035	1,953,200	0	14	14	3	0
Pay	6-Month CLP-CHILIBOR	5.215	Semi-Annual	03/18/2036	754,000	0	9	9	0	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	6-Month CLP-CHILIBOR	5.245	Semi-Annual	03/18/2036		5,543,000	0	83	83	3	0
Pay(5)	6-Month CZK-PRIBOR	4.560	Annual	11/23/2027	CZK	76,600	0	15	15	0	(2)
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028		318,230	465	(302)	163	0	(8)
Pay	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		479,700	644	28	672	0	(19)
Pay	6-Month CZK-PRIBOR	3.765	Annual	01/09/2029		215,600	60	(130)	(70)	0	(8)
Pay	6-Month CZK-PRIBOR	3.645	Annual	02/01/2029		615,200	0	(292)	(292)	0	(27)
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		140,600	0	95	95	8	0
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029		166,500	205	(160)	45	0	(9)
Receive	6-Month CZK-PRIBOR	4.130	Annual	06/03/2029		174,800	1	(17)	(16)	9	0
Receive	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		320,500	0	(29)	(29)	16	0
Pay	6-Month CZK-PRIBOR	3.580	Annual	10/25/2029		417,000	(5)	50	45	0	(26)
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029		239,200	(165)	93	(72)	0	(14)
Receive	6-Month CZK-PRIBOR	3.550	Annual	01/24/2030		160,300	(23)	159	136	10	0
Pay	6-Month CZK-PRIBOR	3.470	Annual	02/05/2030		401,200	16	(411)	(395)	0	(25)
Receive	6-Month CZK-PRIBOR	3.130	Annual	04/09/2030		445,700	125	607	732	32	0
Pay	6-Month CZK-PRIBOR	3.145	Annual	04/09/2030		156,700	(27)	(226)	(253)	0	(11)
Receive	6-Month CZK-PRIBOR	3.290	Annual	04/30/2030		79,900	0	109	109	5	0
Receive	6-Month CZK-PRIBOR	3.258	Annual	05/05/2030		97,300	0	139	139	6	0
Receive	6-Month CZK-PRIBOR	3.315	Annual	05/06/2030		108,800	0	144	144	7	0
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/06/2030		274,100	0	358	358	18	0
Receive	6-Month CZK-PRIBOR	3.405	Annual	05/14/2030		124,300	0	145	145	8	0
Receive	6-Month CZK-PRIBOR	3.485	Annual	05/16/2030		95,700	0	99	99	6	0
Pay	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		312,800	0	(389)	(389)	0	(20)
Receive	6-Month CZK-PRIBOR	3.554	Annual	06/11/2030		462,900	49	384	433	29	0
Receive	6-Month CZK-PRIBOR	3.575	Annual	07/03/2030		1,343,800	983	(920)	63	78	0
Pay	6-Month CZK-PRIBOR	3.735	Annual	08/05/2030		41,100	0	12	12	0	(3)
Pay	6-Month CZK-PRIBOR	3.705	Annual	08/12/2030		710,990	0	158	158	0	(46)
Pay	6-Month CZK-PRIBOR	3.708	Annual	08/13/2030		485,400	5	107	112	0	(31)
Pay	6-Month CZK-PRIBOR	3.513	Annual	09/30/2030		156,900	(69)	28	(41)	0	(11)
Pay	6-Month CZK-PRIBOR	3.777	Annual	10/15/2030		84,740	0	27	27	0	(6)
Pay	6-Month CZK-PRIBOR	3.767	Annual	10/17/2030		223,400	0	66	66	0	(16)
Pay	6-Month CZK-PRIBOR	3.761	Annual	10/20/2030		285,900	0	81	81	0	(20)
Receive	6-Month CZK-PRIBOR	3.999	Annual	11/14/2030		40,100	0	(31)	(31)	3	0
Pay	6-Month CZK-PRIBOR	4.018	Annual	11/25/2030		13,200	0	11	11	0	(1)
Pay	6-Month CZK-PRIBOR	3.981	Annual	12/01/2030		121,200	0	89	89	0	(7)
Pay	6-Month CZK-PRIBOR	3.980	Annual	12/04/2030		129,250	(28)	123	95	0	(8)
Pay	6-Month CZK-PRIBOR	4.049	Annual	12/12/2030		103,040	75	14	89	0	(6)
Pay	6-Month CZK-PRIBOR	3.745	Annual	01/12/2031		180,660	0	(120)	(120)	0	(11)
Pay	6-Month CZK-PRIBOR	3.680	Annual	01/29/2031		144,100	0	(116)	(116)	0	(9)
Pay	6-Month CZK-PRIBOR	3.670	Annual	02/09/2031		244,750	21	(222)	(201)	0	(15)
Receive	6-Month CZK-PRIBOR	3.920	Annual	02/09/2031		97,900	0	28	28	6	0
Pay	6-Month CZK-PRIBOR	3.720	Annual	02/12/2031		311,800	25	(252)	(227)	0	(20)
Receive	6-Month CZK-PRIBOR	3.970	Annual	02/12/2031		124,700	0	24	24	8	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	6-Month CZK-PRIBOR	3.773	Annual	04/10/2031		323,500	0	215	215	22	0
Pay	6-Month CZK-PRIBOR	3.950	Annual	04/10/2031		610,300	(73)	(101)	(174)	0	(29)
Pay	6-Month CZK-PRIBOR	4.071	Annual	04/22/2031		183,700	0	(4)	(4)	0	(12)
Receive	6-Month CZK-PRIBOR	4.250	Annual	04/27/2031		446,800	0	(158)	(158)	29	0
Receive(5)	6-Month CZK-PRIBOR	4.130	Annual	07/20/2031		1,602,000	990	(1,017)	(27)	92	0
Pay	6-Month CZK-PRIBOR	4.220	Annual	03/21/2033		271,100	559	(477)	82	0	(17)
Receive	6-Month CZK-PRIBOR	3.524	Annual	02/16/2034		364,200	(2)	710	708	20	0
Receive	6-Month CZK-PRIBOR	3.528	Annual	07/29/2034		114,700	0	139	139	6	0
Receive	6-Month CZK-PRIBOR	3.566	Annual	07/30/2034		44,300	0	47	47	2	0
Receive	6-Month CZK-PRIBOR	3.475	Annual	07/31/2034		44,300	0	62	62	2	0
Receive	6-Month CZK-PRIBOR	3.445	Annual	08/01/2034		336,900	490	17	507	18	0
Pay(5)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		697,700	0	267	267	8	0
Pay(5)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		129,200	0	41	41	2	0
Pay(5)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		385,400	34	114	148	4	0
Pay	6-Month CZK-PRIBOR	3.850	Annual	03/03/2036		278,000	0	(353)	(353)	0	(16)
Receive	6-Month CZK-PRIBOR	4.395	Annual	03/10/2036		37,300	0	(31)	(31)	2	0
Receive	6-Month CZK-PRIBOR	4.505	Annual	03/16/2036		22,800	0	(28)	(28)	1	0
Receive(5)	6-Month CZK-PRIBOR	4.700	Annual	03/23/2036		32,100	0	(21)	(21)	0	0
Receive(5)	6-Month CZK-PRIBOR	4.720	Annual	04/02/2036		49,400	0	(34)	(34)	0	0
Pay	6-Month CZK-PRIBOR	3.930	Annual	05/22/2036		154,800	(188)	25	(163)	0	(9)
Pay	6-Month CZK-PRIBOR	4.000	Annual	06/17/2036		972,000	(1,813)	1,024	(789)	0	(54)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028	EUR	2,900	35	(4)	31	2	0
Receive	6-Month EUR-EURIBOR	2.287	Annual	11/25/2029		2,400	0	8	8	2	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		2,050	38	(11)	27	2	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		13,890	570	(320)	250	18	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		2,250	36	5	41	3	0
Pay	6-Month HUF-BBR	2.420	Annual	08/02/2026	HUF	5,709,600	(1,283)	1,137	(146)	0	(2)
Pay	6-Month HUF-BBR	4.790	Annual	01/17/2027		11,376,280	(797)	330	(467)	5	0
Receive	6-Month HUF-BBR	8.700	Annual	01/16/2028		6,147,700	(1,921)	739	(1,182)	11	0
Receive	6-Month HUF-BBR	8.740	Annual	04/28/2028		28,202,500	(4,349)	(1,378)	(5,727)	67	0
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		2,500,100	504	174	678	0	(11)
Receive	6-Month HUF-BBR	5.440	Annual	01/15/2029		1,473,600	9	(28)	(19)	7	0
Receive	6-Month HUF-BBR	6.450	Annual	06/06/2029		519,900	0	(64)	(64)	2	0
Receive	6-Month HUF-BBR	6.299	Annual	06/10/2029		941,300	0	(103)	(103)	5	0
Pay	6-Month HUF-BBR	6.090	Annual	10/21/2029		8,084,100	(385)	2,008	1,623	0	(25)
Pay	6-Month HUF-BBR	6.079	Annual	10/22/2029		1,089,100	(60)	278	218	0	(3)
Pay	6-Month HUF-BBR	1.760	Annual	01/21/2030		1,937,700	(1,030)	274	(756)	0	(9)
Pay	6-Month HUF-BBR	6.363	Annual	01/31/2030		4,291,500	0	629	629	0	(17)
Pay	6-Month HUF-BBR	6.430	Annual	02/04/2030		2,715,500	0	422	422	0	(11)
Pay	6-Month HUF-BBR	6.511	Annual	02/05/2030		10,076,500	158	1,505	1,663	0	(39)
Pay	6-Month HUF-BBR	6.392	Annual	03/11/2030		3,054,800	0	475	475	0	(9)
Pay	6-Month HUF-BBR	6.650	Annual	03/13/2030		1,331,700	0	248	248	0	(4)
Receive	6-Month HUF-BBR	6.265	Annual	04/08/2030		1,040,000	0	(145)	(145)	3	0
Receive	6-Month HUF-BBR	6.250	Annual	04/09/2030		1,710,300	13	(248)	(235)	5	0
Pay	6-Month HUF-BBR	5.875	Annual	05/09/2030		3,322,000	(83)	420	337	0	(13)
Pay	6-Month HUF-BBR	5.890	Annual	05/09/2030		5,849,900	(43)	647	604	0	(23)
Pay	6-Month HUF-BBR	6.270	Annual	06/16/2030		3,926,900	3	607	610	0	(18)
Receive	6-Month HUF-BBR	6.210	Annual	06/26/2030		13,871,800	9	(2,111)	(2,102)	66	0
Receive	6-Month HUF-BBR	6.319	Annual	11/03/2030		649,100	0	(180)	(180)	3	0
Receive	6-Month HUF-BBR	6.350	Annual	11/14/2030		1,056,500	0	(297)	(297)	4	0
Receive	6-Month HUF-BBR	6.190	Annual	11/18/2030		6,535,920	227	(1,930)	(1,703)	27	0
Receive	6-Month HUF-BBR	6.430	Annual	11/21/2030		10,883,400	0	(3,223)	(3,223)	47	0
Pay	6-Month HUF-BBR	6.110	Annual	12/30/2030		2,956,850	38	725	763	0	(14)
Pay	6-Month HUF-BBR	5.750	Annual	06/17/2031		3,964,200	95	413	508	0	(20)
Pay	6-Month HUF-BBR	2.680	Annual	06/29/2031		5,166,000	(2,842)	1,310	(1,532)	0	(26)
Pay	6-Month HUF-BBR	5.990	Annual	04/21/2032		3,113,200	0	584	584	0	(14)
Pay	6-Month HUF-BBR	5.735	Annual	04/22/2032		3,627,600	0	529	529	0	(16)
Pay	6-Month HUF-BBR	5.610	Annual	04/23/2032		290,700	0	36	36	0	(1)
Pay	6-Month HUF-BBR	5.690	Annual	04/24/2032		583,780	0	81	81	0	(3)
Pay	6-Month HUF-BBR	5.760	Annual	04/27/2032		1,139,430	0	172	172	0	(5)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	6-Month HUF-BBR	6.265	Annual	04/28/2032		83,600	0	(20)	(20)	0	0
Receive	6-Month HUF-BBR	6.270	Annual	04/28/2032		3,200,000	0	(752)	(752)	15	0
Receive	6-Month HUF-BBR	4.690	Annual	11/24/2032		1,349,200	0	13	13	8	0
Receive	6-Month HUF-BBR	7.840	Annual	02/07/2033		1,677,700	(420)	(530)	(950)	10	0
Receive	6-Month HUF-BBR	6.100	Annual	02/08/2034		1,362,200	0	(365)	(365)	10	0
Receive	6-Month HUF-BBR	6.580	Annual	05/16/2035		167,500	0	(70)	(70)	2	0
Receive	6-Month HUF-BBR	4.670	Annual	10/24/2035		1,764,300	0	24	24	14	0
Receive(5)	6-Month HUF-BBR	4.675	Annual	10/24/2035		1,174,800	0	14	14	14	0
Receive	6-Month HUF-BBR	4.685	Annual	10/24/2035		1,978,100	0	20	20	15	0
Pay	6-Month HUF-BBR	6.070	Annual	04/15/2036		5,757,300	746	1,105	1,851	0	(43)
Pay	6-Month PLN-WIBOR	5.158	Annual	03/22/2027	PLN	155,800	(121)	628	507	8	0
Receive	6-Month PLN-WIBOR	5.175	Annual	03/24/2027		48,900	(183)	22	(161)	0	(2)
Receive	6-Month PLN-WIBOR	5.470	Annual	04/08/2027		76,800	(464)	153	(311)	0	(4)
Receive	6-Month PLN-WIBOR	5.960	Annual	04/25/2027		82,900	(815)	378	(437)	0	(5)
Receive	6-Month PLN-WIBOR	4.910	Annual	07/25/2027		6,320	(15)	(52)	(67)	0	0
Pay	6-Month PLN-WIBOR	5.430	Annual	03/16/2028		846,400	4,746	2,013	6,759	182	0
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		38,600	(91)	(361)	(452)	0	(13)
Receive	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		59,900	(25)	(594)	(619)	0	(20)
Pay	6-Month PLN-WIBOR	4.440	Annual	01/09/2029		52,900	(12)	239	227	19	0
Pay	6-Month PLN-WIBOR	4.730	Annual	02/16/2029		23,000	0	152	152	9	0
Pay	6-Month PLN-WIBOR	4.810	Annual	02/16/2029		27,800	0	200	200	11	0
Pay	6-Month PLN-WIBOR	4.660	Annual	02/19/2029		22,200	0	135	135	9	0
Pay	6-Month PLN-WIBOR	4.970	Annual	03/21/2029		45,900	9	369	378	19	0
Pay	6-Month PLN-WIBOR	5.020	Annual	03/21/2029		12,500	0	108	108	5	0
Pay	6-Month PLN-WIBOR	4.923	Annual	03/22/2029		54,800	(21)	454	433	22	0
Receive	6-Month PLN-WIBOR	4.510	Annual	04/25/2029		63,600	0	(302)	(302)	0	(26)
Receive	6-Month PLN-WIBOR	4.545	Annual	04/25/2029		33,300	0	(167)	(167)	0	(14)
Pay	6-Month PLN-WIBOR	5.105	Annual	07/12/2029		6,800	0	119	119	3	0
Pay	6-Month PLN-WIBOR	4.865	Annual	07/18/2029		18,300	0	278	278	8	0
Pay	6-Month PLN-WIBOR	4.750	Annual	08/02/2029		17,600	0	246	246	8	0
Receive	6-Month PLN-WIBOR	4.259	Annual	08/08/2029		16,100	0	(148)	(148)	0	(7)
Receive	6-Month PLN-WIBOR	4.388	Annual	08/09/2029		23,800	0	(247)	(247)	0	(10)
Receive	6-Month PLN-WIBOR	4.415	Annual	08/12/2029		29,100	0	(312)	(312)	0	(13)
Pay	6-Month PLN-WIBOR	4.560	Annual	09/02/2029		13,700	(16)	182	166	6	0
Receive	6-Month PLN-WIBOR	5.220	Annual	03/20/2033		14,700	(166)	(113)	(279)	0	(13)
Receive	6-Month PLN-WIBOR	5.310	Annual	03/21/2033		29,200	(379)	(217)	(596)	0	(25)
Receive	6-Month PLN-WIBOR	4.740	Annual	10/25/2033		16,800	(38)	(255)	(293)	0	(15)
Receive(5)	6-Month THB-THBFIX	1.250	Quarterly	09/16/2028	THB	1,710,000	126	(70)	56	8	0
Pay	28-Day MXN-TIIE	8.075	Lunar	03/17/2027	MXN	334,900	0	208	208	0	(2)
Pay	28-Day MXN-TIIE	6.880	Lunar	03/02/2028		481,200	0	(59)	(59)	0	(27)
Pay	28-Day MXN-TIIE	6.882	Lunar	03/02/2028		682,700	0	(82)	(82)	0	(38)
Pay	28-Day MXN-TIIE	7.360	Lunar	03/02/2028		324,000	0	104	104	0	(18)
Receive	28-Day MXN-TIIE	7.430	Lunar	03/02/2028		79,600	0	(31)	(31)	4	0
Receive	28-Day MXN-TIIE	7.550	Lunar	03/02/2028		682,000	0	(338)	(338)	37	0
Receive	28-Day MXN-TIIE	7.560	Lunar	03/02/2028		312,000	0	(158)	(158)	17	0
Receive	28-Day MXN-TIIE	7.580	Lunar	03/02/2028		372,400	0	(195)	(195)	20	0
Pay	28-Day MXN-TIIE	7.220	Lunar	06/14/2028		3,010,000	0	378	378	0	(213)
Pay	28-Day MXN-TIIE	9.295	Lunar	10/30/2028		41,400	21	76	97	0	(4)
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		162,000	0	104	104	0	(18)
Receive	28-Day MXN-TIIE	8.250	Lunar	03/01/2029		79,000	(59)	(46)	(105)	9	0
Pay	28-Day MXN-TIIE	9.065	Lunar	03/01/2029		428,400	0	1,065	1,065	0	(46)
Receive	28-Day MXN-TIIE	7.230	Lunar	03/14/2029		198,100	0	20	20	22	0
Pay	28-Day MXN-TIIE	7.790	Lunar	05/31/2029		189,000	0	132	132	0	(23)
Pay	28-Day MXN-TIIE	7.820	Lunar	05/31/2029		195,900	0	146	146	0	(24)
Pay	28-Day MXN-TIIE	7.825	Lunar	05/31/2029		186,200	0	140	140	0	(23)
Receive	28-Day MXN-TIIE	8.485	Lunar	05/31/2029		163,200	(185)	(106)	(291)	20	0
Receive	28-Day MXN-TIIE	8.495	Lunar	05/31/2029		486,700	0	(876)	(876)	60	0
Pay	28-Day MXN-TIIE	8.620	Lunar	12/05/2029		256,800	0	524	524	0	(38)
Receive	28-Day MXN-TIIE	8.665	Lunar	12/11/2029		179,900	0	(396)	(396)	27	0
Pay	28-Day MXN-TIIE	8.800	Lunar	12/12/2029		284,900	120	565	685	0	(27)
Receive	28-Day MXN-TIIE	8.950	Lunar	12/17/2029		96,700	0	(261)	(261)	15	0
Receive	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		442,100	(1,201)	(126)	(1,327)	67	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		27,600	0	83	83	0	(4)
Receive	28-Day MXN-TIIE	9.180	Lunar	01/08/2030		117,800	0	(373)	(373)	18	0
Pay	28-Day MXN-TIIE	8.650	Lunar	01/31/2030		28,000	0	59	59	0	(4)
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030		679,400	0	(968)	(968)	109	0
Pay	28-Day MXN-TIIE	8.360	Lunar	03/13/2030		21,200	0	35	35	0	(3)
Receive	28-Day MXN-TIIE	8.480	Lunar	03/13/2030		51,300	0	(96)	(96)	8	0
Pay	28-Day MXN-TIIE	7.720	Lunar	04/01/2030		100,400	0	44	44	0	(17)
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030		162,000	7	73	80	0	(27)
Pay	28-Day MXN-TIIE	7.775	Lunar	04/01/2030		140,300	0	76	76	0	(23)
Pay	28-Day MXN-TIIE	7.790	Lunar	04/01/2030		60,100	0	34	34	0	(10)
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030		294,100	0	49	49	0	(48)
Pay	28-Day MXN-TIIE	7.748	Lunar	04/02/2030		63,100	0	31	31	0	(10)
Pay	28-Day MXN-TIIE	7.753	Lunar	04/16/2030		304,700	0	140	140	0	(51)
Receive	28-Day MXN-TIIE	7.775	Lunar	06/12/2030		171,700	0	(80)	(80)	30	0
Receive	28-Day MXN-TIIE	7.790	Lunar	06/12/2030		147,000	0	(73)	(73)	26	0
Receive	28-Day MXN-TIIE	7.800	Lunar	06/12/2030		464,400	0	(241)	(241)	81	0
Receive	28-Day MXN-TIIE	7.936	Lunar	06/12/2030		389,600	(33)	(275)	(308)	68	0
Pay	28-Day MXN-TIIE	7.460	Lunar	08/27/2030		205,500	0	(45)	(45)	0	(37)
Pay	28-Day MXN-TIIE	7.500	Lunar	09/11/2030		207,700	0	(36)	(36)	0	(38)
Receive	28-Day MXN-TIIE	7.610	Lunar	09/20/2030		290,300	(83)	58	(25)	53	0
Pay	28-Day MXN-TIIE	7.740	Lunar	09/20/2030		119,000	0	43	43	0	(22)
Pay	28-Day MXN-TIIE	7.310	Lunar	11/01/2030		120,400	(16)	(59)	(75)	0	(23)
Receive	28-Day MXN-TIIE	7.375	Lunar	11/21/2030		108,100	47	6	53	21	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	28-Day MXN-TIIE	7.775	Lunar	12/13/2030		378,700	96	51	147	0	(70)
Pay	28-Day MXN-TIIE	7.700	Lunar	12/24/2030		115,750	0	22	22	0	(22)
Pay	28-Day MXN-TIIE	7.555	Lunar	01/24/2031		123,600	0	(20)	(20)	0	(24)
Pay	28-Day MXN-TIIE	7.550	Lunar	01/29/2031		107,900	0	(20)	(20)	0	(21)
Pay	28-Day MXN-TIIE	7.550	Lunar	01/30/2031		125,900	0	(24)	(24)	0	(25)
Pay	28-Day MXN-TIIE	7.350	Lunar	01/31/2031		117,800	(41)	(35)	(76)	0	(23)
Pay	28-Day MXN-TIIE	7.495	Lunar	02/04/2031		97,200	0	(27)	(27)	0	(19)
Receive	28-Day MXN-TIIE	7.681	Lunar	03/05/2031		643,500	0	(79)	(79)	129	0
Receive	28-Day MXN-TIIE	7.545	Lunar	03/12/2031		64,000	0	14	14	13	0
Pay	28-Day MXN-TIIE	7.623	Lunar	03/12/2031		19,300	0	(1)	(1)	0	(4)
Pay	28-Day MXN-TIIE	7.750	Lunar	03/12/2031		102,000	41	(14)	27	0	(21)
Receive	28-Day MXN-TIIE	7.771	Lunar	03/12/2031		196,100	0	(61)	(61)	40	0
Pay	28-Day MXN-TIIE	8.170	Lunar	03/26/2031		86,600	0	104	104	0	(18)
Pay	28-Day MXN-TIIE	7.600	Lunar	04/04/2031		113,100	(40)	29	(11)	0	(23)
Pay	28-Day MXN-TIIE	7.680	Lunar	04/07/2031		96,700	0	8	8	0	(20)
Pay	28-Day MXN-TIIE	7.685	Lunar	04/07/2031		129,000	0	12	12	0	(26)
Receive	28-Day MXN-TIIE	7.520	Lunar	04/16/2031		67,000	0	21	21	14	0
Receive	28-Day MXN-TIIE	7.620	Lunar	04/18/2031		107,900	0	9	9	22	0
Pay	28-Day MXN-TIIE	7.650	Lunar	04/18/2031		263,500	0	(4)	(4)	0	(54)
Receive	28-Day MXN-TIIE	7.660	Lunar	04/18/2031		235,500	0	(2)	(2)	49	0
Receive	28-Day MXN-TIIE	7.645	Lunar	04/24/2031		126,000	0	5	5	26	0
Receive	28-Day MXN-TIIE	7.550	Lunar	05/02/2031		97,200	0	23	23	20	0
Pay	28-Day MXN-TIIE	7.820	Lunar	05/02/2031		201,600	(27)	117	90	0	(34)
Receive	28-Day MXN-TIIE	7.480	Lunar	06/11/2031		62,600	0	29	29	13	0
Pay	28-Day MXN-TIIE	7.750	Lunar	06/11/2031		364,000	0	68	68	0	(77)
Pay	28-Day MXN-TIIE	8.000	Lunar	06/11/2031		30,500	(17)	41	24	0	(7)
Receive	28-Day MXN-TIIE	8.200	Lunar	06/11/2031		83,800	(1)	(105)	(106)	18	0
Pay	28-Day MXN-TIIE	8.210	Lunar	06/11/2031		150,700	0	195	195	0	(32)
Pay	28-Day MXN-TIIE	8.255	Lunar	06/11/2031		74,600	0	104	104	0	(16)
Pay	28-Day MXN-TIIE	8.340	Lunar	06/11/2031		108,300	0	174	174	0	(23)
Pay	28-Day MXN-TIIE	8.290	Lunar	02/27/2032		53,500	0	75	75	0	(13)
Receive	28-Day MXN-TIIE	7.800	Lunar	04/15/2032		179,248	0	(14)	(14)	45	0
Pay	28-Day MXN-TIIE	8.545	Lunar	11/23/2034		60,700	0	115	115	0	(22)
Receive	28-Day MXN-TIIE	8.820	Lunar	11/23/2034		78,800	0	(227)	(227)	29	0
Receive	28-Day MXN-TIIE	9.131	Lunar	12/11/2034		88,600	0	(357)	(357)	33	0
Pay	28-Day MXN-TIIE	9.370	Lunar	12/21/2034		88,800	0	430	430	0	(34)
Pay	28-Day MXN-TIIE	9.340	Lunar	12/27/2034		124,400	0	586	586	0	(47)
Pay	28-Day MXN-TIIE	9.295	Lunar	12/28/2034		84,000	0	382	382	0	(32)
Pay	28-Day MXN-TIIE	9.295	Lunar	12/29/2034		128,100	0	582	582	0	(49)
Receive	28-Day MXN-TIIE	8.855	Lunar	02/09/2035		212,900	0	(643)	(643)	81	0
Receive	28-Day MXN-TIIE	8.515	Lunar	02/22/2035		138,300	0	(241)	(241)	52	0
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035		33,000	1	28	29	0	(13)
Receive	28-Day MXN-TIIE	8.640	Lunar	03/07/2035		92,000	0	(206)	(206)	35	0
Receive	28-Day MXN-TIIE	8.655	Lunar	03/07/2035		68,900	0	(158)	(158)	26	0
Receive	28-Day MXN-TIIE	8.740	Lunar	03/07/2035		34,400	0	(90)	(90)	13	0
Pay	28-Day MXN-TIIE	8.365	Lunar	03/28/2035		35,500	0	44	44	0	(14)
Receive	28-Day MXN-TIIE	8.285	Lunar	06/06/2035		102,400	0	(89)	(89)	40	0
Pay	28-Day MXN-TIIE	8.150	Lunar	06/04/2036		6,400	(1)	2	1	0	(3)
Receive	28-Day MXN-TIIE	8.215	Lunar	06/04/2036		902,800	0	(350)	(350)	371	0
Pay	28-Day MXN-TIIE	8.500	Lunar	06/04/2036		42,800	1	64	65	0	(18)
Receive	CAONREPO	2.500	Semi-Annual	06/17/2028	CAD	276,200	1,179	(670)	509	31	0
Pay	CAONREPO	3.250	Semi-Annual	06/17/2036		62,500	(74)	565	491	0	(19)

							$(12,144)	$(24,576)	$(36,720)	$10,386	$(9,719)

Total Swap Agreements							$(12,088)	$(24,611)	$(36,699)	$10,386	$(9,719)

(l)	Securities with an aggregate market value of $5,679 and cash of $40,818 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin liability of $(6) for closed swap agreements is outstanding at period end.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	24	$	17	$0	$0
	07/2026	NZD	137		81	3	0
	07/2026	$	215	AUD	300	0	(7)
	07/2026		6	CAD	8	0	0
	07/2026		69	NZD	123	0	0
	08/2026	CAD	8	$	6	0	0
	08/2026	NZD	123		69	0	0
	08/2026	$	17	AUD	24	0	0
	09/2026		6,724	IDR	120,645,370	0	(27)
BOA	07/2026	BRL	176,841	$	34,040	0	(216)
	07/2026	DOP	222,852		3,788	26	0
	07/2026	EUR	2,183		2,541	47	0
	07/2026	GBP	1,701		2,272	16	0
	07/2026	HUF	826,968		2,660	5	0
	07/2026	JPY	6,064		38	1	0
	07/2026	KRW	1,365,603		897	14	0
	07/2026	MYR	88,150		21,571	48	(55)
	07/2026	PEN	105,916		31,037	324	(261)
	07/2026	PHP	347,597		5,620	0	(45)
	07/2026	TWD	18,810		593	3	0
	07/2026	$	34,162	BRL	176,841	95	0
	07/2026		9,533	CNH	64,461	0	(40)
	07/2026		5,604	CZK	119,553	24	0
	07/2026		81,918	MYR	336,684	547	(48)
	07/2026		3,496	NOK	32,363	0	(226)
	07/2026		1,643	PEN	5,560	0	(17)
	08/2026	CZK	3,359	EUR	138	0	0
	08/2026	DOP	34,969	$	590	9	0
	08/2026	HKD	17,300		2,211	1	0
	08/2026	$	29,471	BRL	154,314	193	0
	08/2026		318	ILS	947	0	0
	08/2026		4,161	ZAR	75,247	414	0
	08/2026	ZAR	62,002	$	3,502	0	(272)
	09/2026	COP	33,764,404		8,710	0	(993)
	09/2026	KZT	361,603		719	0	(19)
	09/2026	MXN	96,759		5,511	14	(1)
	09/2026	PHP	1,564,648		25,373	0	(2)
	09/2026	THB	268		8	0	0
	09/2026	$	4,327	COP	17,069,429	579	0
	09/2026		3,062	IDR	55,616,719	25	0
	09/2026		4,377	MXN	77,037	0	0
	09/2026		3,636	PEN	12,346	0	(35)
	10/2026	BRL	3,600	$	659	0	(24)
	10/2026	HUF	454,323	EUR	1,233	0	(39)
	10/2026	$	4,570	BRL	24,233	23	0
	11/2026	PEN	27,961	$	8,120	0	(17)
	12/2026	COP	6,004,547		1,509	0	(181)
	12/2026	MYR	27,824		6,870	20	0
	12/2026	$	17,346	CLP	15,746,293	0	(242)
BPS	07/2026	ARS	1,535,788	$	1,024	1	(12)
	07/2026	BRL	100,460	EUR	16,936	0	(109)
	07/2026		209,274	$	40,502	149	(185)
	07/2026	EUR	16,974	BRL	100,460	66	0
	07/2026		13,467	$	15,296	0	(92)
	07/2026	GBP	2,161		2,859	0	(7)
	07/2026	HUF	4,899,690		15,769	39	(1)
	07/2026	INR	2,588,568		27,313	0	(13)
	07/2026	JPY	2,702,911		16,772	148	0
	07/2026	MYR	12,064		2,964	11	0
	07/2026	RON	88		20	0	0
	07/2026	TWD	333,625		10,572	103	0
	07/2026	$	2,213	ARS	3,547,139	173	0
	07/2026		41,348	BRL	209,274	2	(811)
	07/2026		31,240	CNH	211,399	0	(109)
	07/2026		1,325	CNY	9,039	2	0
	07/2026		20,408	CZK	424,715	0	(414)
	07/2026		1,743	GBP	1,322	11	0
	07/2026		3,817	HUF	1,187,503	0	(3)
	07/2026		623	ILS	1,835	0	(6)
	07/2026		11,334	INR	1,080,353	70	0
	07/2026		16,219	KRW	24,734,452	0	(227)
	07/2026		3,510	PLN	13,185	0	(5)
	07/2026	ZAR	118,575	$	7,228	0	0
	08/2026	BRL	122,647		23,467	0	(109)
	08/2026	$	6,842	BRL	34,847	0	(143)
	08/2026		19,410	GBP	14,685	68	0
	08/2026		259	NOK	2,568	0	0
	09/2026	COP	23,106,552	$	6,323	0	(317)
	09/2026	IDR	95,281,871		5,269	0	(20)
	09/2026	INR	1,181,376		12,408	1	(2)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	THB	141,047		4,360	88	0
	09/2026	$	3,297	COP	12,034,578	162	0
	09/2026		44,610	IDR	792,679,707	93	(704)
	09/2026		62,962	INR	6,024,656	327	(7)
	09/2026		21,318	PEN	73,104	13	(9)
	09/2026		11,270	THB	362,200	0	(299)
	10/2026	BRL	28,858	$	5,308	14	(176)
	10/2026	$	3,930	BRL	20,912	34	0
	12/2026	MYR	45,093	$	11,157	57	0
	12/2026	$	5,269	IDR	95,929,957	20	0
	04/2027	BRL	25,876	$	4,804	88	(4)
	06/2027	$	1,645	KWD	499	0	(23)
	05/2029	KWD	7,247	$	24,915	1,279	0
	07/2029		806		2,774	143	0
	05/2030		4,241		14,605	749	0
	08/2030		1,440		4,856	149	0
	01/2031		4,404		14,842	437	0
	06/2031		3,728		12,543	339	0
BRC	07/2026	COP	68,690,595		19,954	0	(28)
	07/2026	EUR	11,554	RON	60,778	34	0
	07/2026	MYR	33,961	$	8,250	8	(70)
	07/2026	NZD	198		117	5	0
	07/2026	PEN	31,040		9,160	85	(2)
	07/2026	SGD	1,532		1,196	12	0
	07/2026	TRY	286		6	0	0
	07/2026	TWD	583		18	0	0
	07/2026	$	11,486	CNH	77,560	0	(65)
	07/2026		18,092	COP	68,690,595	1,890	0
	07/2026		2,959	CZK	61,469	0	(65)
	07/2026		52,127	MYR	210,865	0	(510)
	07/2026		75,062	PLN	281,763	0	(163)
	07/2026		46,741	TRY	2,244,164	677	0
	07/2026		3,566	ZAR	58,844	21	0
	07/2026	ZAR	587,709	$	36,183	360	0
	08/2026	COP	3,863,086		1,023	0	(99)
	09/2026	MXN	6,585		377	3	0
	09/2026	THB	282,006		8,691	149	0
	09/2026	$	19,703	COP	68,690,595	37	0
	09/2026		33,420	INR	3,217,144	373	0
	09/2026		6,796	THB	219,579	0	(145)
BSH	07/2026	AUD	110	$	76	0	0
	07/2026	BRL	130,500		25,328	49	0
	07/2026	EUR	3,237		3,765	66	0
	07/2026	JPY	108,691		684	15	0
	07/2026	PEN	67,006		19,274	21	(343)
	07/2026	$	25,231	BRL	130,500	67	(18)
	07/2026		120	NZD	212	1	0
	07/2026		28,559	PEN	99,838	645	(3)
	08/2026	NZD	212	$	120	0	(1)
	08/2026	PEN	1,821		534	2	0
	08/2026	$	76	AUD	110	0	0
	09/2026	CLP	6,212,924	$	7,055	310	0
	09/2026	COP	355,850,805		91,562	0	(10,703)
	09/2026	PEN	1,250		362	0	(2)
	09/2026	$	242	MXN	4,189	0	(4)
	10/2026	BRL	54,100	$	9,986	0	(267)
	10/2026	PEN	5,975		1,743	2	0
	12/2026	$	4,121	PEN	13,944	0	(67)
	04/2027	BRL	66,800	$	11,800	16	(403)
CBK	07/2026	ARS	5,180,113		3,313	0	(172)
	07/2026	BRL	85,955		16,605	0	(46)
	07/2026	COP	34,894,310		9,537	0	(627)
	07/2026	EGP	29,473		588	0	(11)
	07/2026	PEN	180,556		53,237	572	(123)
	07/2026	PHP	539,335		8,715	0	(75)
	07/2026	SEK	2,229		241	11	0
	07/2026	TWD	233,104		7,370	55	0
	07/2026	$	1,959	ARS	3,168,762	174	0
	07/2026		16,798	BRL	85,955	38	(185)
	07/2026		17,290	CNH	116,958	0	(67)
	07/2026		6,107	COP	21,428,751	135	0
	07/2026		3,718	EGP	196,173	250	0
	07/2026		56,090	HUF	17,341,374	58	(479)
	07/2026		4,228	IDR	76,175,876	21	0
	07/2026		704	ILS	2,046	0	(16)
	07/2026		17,370	INR	1,651,565	66	0
	07/2026		42,624	PEN	145,217	171	(324)
	07/2026		14,477	PHP	886,006	0	(37)
	07/2026		31,629	PLN	115,579	0	(906)
	07/2026	ZAR	192,606	$	11,572	0	(168)
	08/2026	ILS	14,913		5,287	272	0
	08/2026	KZT	1,070,807		2,061	0	(155)
	08/2026	PEN	115,949		34,181	323	0
	08/2026	$	646	ILS	1,899	0	(8)
	09/2026	CLP	45,768,867	$	52,720	3,026	0
	09/2026	COP	79,207,663		20,827	0	(1,936)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	IDR	1,209,080,987		67,120	63	(54)
	09/2026	KZT	755,084		1,496	0	(44)
	09/2026	MXN	71,196		4,030	4	(20)
	09/2026	PEN	31,866		9,228	0	(67)
	09/2026	PHP	890,054		14,512	77	0
	09/2026	THB	253,418		7,803	127	0
	09/2026	$	27,661	COP	100,003,575	1,078	0
	09/2026		588	EGP	30,284	8	0
	09/2026		10,850	IDR	193,507,496	0	(110)
	09/2026		7,624	INR	721,622	0	(44)
	09/2026		5,983	KZT	3,014,518	165	0
	09/2026		1,611	RSD	163,225	0	(25)
	09/2026		24,109	THB	777,898	0	(546)
	10/2026	COP	7,285,417	$	2,044	0	(33)
	10/2026	UGX	2,763,680		751	13	0
	10/2026	$	10,264	PEN	35,477	87	(15)
	10/2026		1,006	UGX	3,915,216	39	0
	10/2026	UZS	5,881,900	$	449	0	(34)
	11/2026	COP	14,715,007		4,063	0	(105)
	11/2026	NGN	520,837		319	0	(39)
	12/2026	$	25,830	IDR	469,455,978	54	0
	12/2026		4,493	PEN	15,735	82	0
	01/2027	PEN	45,344	$	13,354	188	0
	05/2027		18,944		5,334	0	(147)
DUB	07/2026	CNH	58,446		8,588	0	(18)
	07/2026	INR	962,586		10,193	29	0
	07/2026	KZT	280,685		590	3	0
	07/2026	MYR	16,313		4,082	89	0
	07/2026	NGN	1,381,800		987	0	(9)
	07/2026	THB	81,674		2,488	28	0
	07/2026	$	14,600	CNH	98,693	0	(66)
	07/2026		21,739	CZK	452,681	0	(429)
	07/2026		4,409	EGP	236,176	362	0
	07/2026		66,006	HUF	20,448,941	0	(351)
	07/2026		12,080	IDR	217,566,840	55	0
	07/2026		3,815	INR	367,988	69	0
	07/2026		8,653	NOK	80,396	0	(531)
	07/2026		30,062	PEN	102,558	0	(86)
	07/2026		32,679	PLN	121,254	0	(447)
	07/2026		11,729	RON	53,016	0	(179)
	07/2026	ZAR	273,928	$	16,922	225	0
	08/2026	KZT	348,063		724	4	0
	08/2026	PEN	14,484		4,286	57	0
	08/2026	$	2,682	EGP	147,570	264	0
	08/2026		5,654	KZT	3,018,668	574	0
	08/2026		25,277	SAR	94,921	0	(10)
	09/2026	EGP	82,308	$	1,477	0	(141)
	09/2026	IDR	538,201,167		29,920	60	(14)
	09/2026	PEN	147,329		43,019	82	(14)
	09/2026	PKR	335,665		1,126	0	(65)
	09/2026	$	22,487	IDR	408,338,421	178	0
	09/2026		13,553	INR	1,288,445	0	(31)
	09/2026		481	KZT	243,467	17	0
	09/2026		3,944	PEN	13,481	0	(12)
	09/2026		11,744	THB	382,349	0	(162)
	10/2026	PEN	91,960	$	26,618	15	(181)
	10/2026	UZS	132,310,225		10,375	0	(484)
	11/2026	KZT	517,718		1,046	8	0
	11/2026	UZS	48,309,261		3,697	0	(248)
	12/2026	MYR	27,828		6,870	19	0
	12/2026	$	17,780	IDR	322,198,012	0	(15)
	12/2026		644	KZT	338,639	30	0
	12/2026	UZS	69,787,412	$	5,373	0	(311)
FAR	07/2026	AUD	51		35	0	0
	07/2026	CNH	905,072		133,064	0	(216)
	07/2026	GBP	52,612		70,749	962	0
	07/2026	JPY	2,521		16	0	0
	07/2026	PEN	9,941		2,940	33	0
	07/2026	PLN	11,189		3,065	91	0
	07/2026	SGD	1,216		953	13	0
	07/2026	$	28,096	CNH	190,082	0	(104)
	07/2026		8,957	EUR	7,854	17	0
	07/2026		582	HUF	179,914	0	(5)
	07/2026		19,684	JPY	3,184,799	0	(96)
	07/2026		91,635	PLN	337,550	0	(1,908)
	07/2026		137	SEK	1,327	0	0
	07/2026	ZAR	387,939	$	23,507	0	(139)
	08/2026	COP	18,423,275		4,880	0	(470)
	08/2026	EUR	7,854		8,970	0	(16)
	08/2026	ILS	16,369		5,718	212	0
	08/2026	JPY	3,176,465		19,684	97	0
	08/2026	SEK	1,324		137	0	0
	08/2026	$	35	AUD	51	0	0
	08/2026		133,064	CNH	903,082	206	0
	09/2026	MXN	17,269	$	978	0	(3)
	09/2026	PEN	40,830		11,891	6	(20)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	THB	195,825		5,899	0	(33)
	09/2026	$	65,018	INR	6,230,643	428	0
	09/2026		4,750	PEN	16,329	13	0
GLM	07/2026	ARS	778,588	$	516	0	(9)
	07/2026	BRL	100,460	EUR	16,974	0	(66)
	07/2026		257,178	$	49,309	0	(510)
	07/2026	DOP	197,464		3,240	1	(67)
	07/2026	EUR	17,039	BRL	100,460	0	(8)
	07/2026	INR	615,032	$	6,487	0	(5)
	07/2026	MYR	22,422		5,521	33	0
	07/2026	RON	7,021		1,551	21	0
	07/2026	$	526	ARS	778,588	0	(1)
	07/2026		48,430	BRL	257,178	1,588	(199)
	07/2026		569	CAD	809	2	0
	07/2026		19,056	CNH	128,817	0	(87)
	07/2026		20,075	COP	69,773,749	247	0
	07/2026		18,522	INR	1,755,378	19	(27)
	07/2026		45,689	MYR	188,327	474	(62)
	07/2026		517	ZAR	8,536	3	0
	08/2026	BRL	100,460	EUR	16,885	8	0
	08/2026	CAD	808	$	569	0	(2)
	08/2026	DOP	1,001,422		16,326	57	(360)
	08/2026	KZT	408,452		783	0	(60)
	08/2026	$	130,418	BRL	666,950	11	(2,224)
	08/2026		3,258	DOP	204,776	142	0
	08/2026		763	EGP	40,841	55	0
	08/2026		2,680	INR	257,070	26	0
	08/2026		5,260	PEN	17,733	0	(78)
	09/2026	ARS	1,103,965	$	580	0	(133)
	09/2026	COP	28,386,590		8,139	0	(19)
	09/2026	DOP	1,220,374		19,978	117	(347)
	09/2026	INR	14,245,771		150,176	572	(31)
	09/2026	MXN	490,941		28,318	421	0
	09/2026	$	653	ARS	1,103,965	59	0
	09/2026		23,261	BRL	120,772	50	(260)
	09/2026		8,502	COP	30,033,934	129	0
	09/2026		10,857	DOP	662,635	112	0
	09/2026		33,924	IDR	609,535,552	89	(181)
	09/2026		29,916	INR	2,875,771	290	0
	09/2026		46,446	THB	1,499,469	0	(1,026)
	10/2026	DOP	65,636	$	1,102	20	0
	10/2026	$	14,889	BRL	79,203	123	0
	10/2026		151	MNT	553,271	1	0
	11/2026	COP	57,303,638	$	15,974	0	(242)
	11/2026	DOP	542,823		8,927	0	(10)
	12/2026	COP	32,221,204		8,269	0	(796)
	12/2026	DOP	63,321		1,060	22	0
	04/2027	BRL	13,700		2,552	53	0
	04/2027	$	183	MNT	689,694	1	0
	10/2027		179		693,483	1	0
	04/2028		535		2,125,559	3	0
	10/2028		495		2,015,564	3	0
	04/2029		458		1,916,938	3	0
	10/2029		423		1,818,312	3	0
	04/2030		390		1,719,686	2	0
	10/2030		358		1,622,140	2	0
	04/2031		326		1,512,472	1	0
IND	07/2026	CZK	96,235	$	4,509	0	(22)
	07/2026	$	840	HUF	256,445	0	(16)
	07/2026		10,131	MYR	40,524	0	(211)
JPM	07/2026	AUD	1,395	$	976	10	0
	07/2026	BRL	51,792		9,939	0	(94)
	07/2026	CNH	370,506		54,424	0	(136)
	07/2026	EGP	29,945		608	0	0
	07/2026	KZT	120,062		251	1	0
	07/2026	MYR	63,367		15,711	211	(13)
	07/2026	NOK	227,789		23,013	0	0
	07/2026	PLN	56,218		15,163	248	(29)
	07/2026	RON	681		148	0	0
	07/2026	$	926	AUD	1,299	0	(27)
	07/2026		10,107	BRL	51,792	30	(104)
	07/2026		11,731	CNH	79,442	5	(37)
	07/2026		4,983	CZK	105,788	9	(12)
	07/2026		565	EGP	29,945	44	0
	07/2026		730	HUF	219,993	0	(23)
	07/2026		18,866	ILS	53,703	6	(823)
	07/2026		13,499	INR	1,278,365	0	(4)
	07/2026		865	PEN	3,021	18	0
	07/2026		22,400	ZAR	367,513	64	(63)
	08/2026	HKD	64,267	$	8,215	7	0
	08/2026	ILS	34,355		11,930	376	0
	08/2026	$	975	AUD	1,395	0	(10)
	08/2026		793	ILS	2,339	0	(6)
	08/2026		2,226	KZT	1,175,013	194	0
	08/2026		23,013	NOK	227,889	0	(1)
	09/2026	COP	10,545,997	$	2,889	0	(142)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	IDR	13,064,353		713	0	(12)
	09/2026	INR	1,019,307		10,718	11	0
	09/2026	MXN	618,300		35,175	118	(76)
	09/2026	THB	981,181		29,909	348	(160)
	09/2026	TWD	16,942		535	5	0
	09/2026	$	8,139	IDR	147,184,525	31	0
	09/2026		8,465	INR	809,562	33	0
	09/2026		6,160	KZT	3,103,445	169	0
	09/2026		9,522	MXN	166,595	0	(56)
	09/2026		98,115	THB	3,209,062	36	(946)
	10/2026	BRL	56,900	$	10,438	0	(347)
	10/2026	UGX	5,947,590		1,614	26	0
	10/2026	UZS	40,760,927		3,206	0	(140)
	11/2026	$	500	EGP	28,900	59	0
	12/2026		79,007	MXN	1,386,211	0	(798)
	04/2027	BRL	14,100	$	2,572	11	(11)
	06/2027	UZS	992,297		74	0	(5)
MBC	07/2026	AUD	24		17	0	0
	07/2026	CHF	6,182		7,894	243	0
	07/2026	EUR	11,910		13,769	161	0
	07/2026	INR	966,390		10,233	29	0
	07/2026	JPY	101,278		637	15	0
	07/2026	KRW	23,505,354		15,506	309	0
	07/2026	MYR	89,294		22,045	188	(1)
	07/2026	NOK	73,461		7,392	0	(29)
	07/2026	$	4	AUD	5	0	0
	07/2026		6,254	COP	23,692,470	647	0
	07/2026		511	EGP	26,981	33	0
	07/2026		7,226	EUR	6,216	0	(124)
	07/2026		1,646	GBP	1,226	0	(20)
	07/2026		8,849	INR	852,953	153	0
	07/2026		1,012	MYR	4,113	0	(6)
	07/2026		20,605	NOK	191,062	0	(1,303)
	07/2026		83	SEK	810	0	0
	08/2026	SEK	809	$	83	0	0
	08/2026	$	17	AUD	24	0	0
	08/2026		67	EGP	3,651	6	0
	08/2026		7,392	NOK	73,493	29	0
	09/2026	EGP	54,346	$	976	0	(93)
	09/2026	INR	2,147,873		22,521	0	(40)
	09/2026	$	23,291	INR	2,224,629	88	(29)
	09/2026		3,635	MXN	64,112	8	0
	10/2026	EGP	97,133	$	1,871	0	(24)
	10/2026	ZAR	15,379		864	0	(67)
	12/2026	MYR	36,700		9,108	74	0
MYI	07/2026	CZK	41,688		1,958	0	(5)
	07/2026	MYR	17,053		4,114	0	(60)
	07/2026	$	1,999	CZK	41,670	0	(37)
	07/2026		56	EGP	2,836	1	0
	07/2026		208	ILS	612	0	(2)
	07/2026		8,758	MYR	35,635	0	(35)
	07/2026		3,603	PLN	13,563	2	0
	08/2026	CZK	50,600	EUR	2,075	0	(8)
	08/2026	$	1,958	CZK	41,675	5	0
	08/2026		1,777	EGP	99,518	203	0
	09/2026		2,700	IDR	48,786,853	8	0
	09/2026		4,050	THB	134,648	29	0
	10/2026		1,723	AZN	3,083	76	0
	10/2027		3,446		6,341	167	0
NGF	07/2026		8,949	INR	860,878	142	0
	09/2026		6,639	IDR	118,140,568	0	(82)
SCX	07/2026	COP	14,124,866	$	3,667	0	(446)
	07/2026	INR	757,869		7,999	0	(4)
	07/2026	MYR	79,349		19,776	352	0
	07/2026	PEN	4,020		1,173	0	(2)
	07/2026	THB	395,410		12,035	125	0
	07/2026	TWD	435,505		13,721	52	0
	07/2026	$	652	CNH	4,406	0	(3)
	07/2026		3,102	CNY	21,172	7	0
	07/2026		3,668	EGP	195,371	280	0
	07/2026		20,969	INR	2,007,036	224	0
	07/2026		57,076	MYR	233,191	7	0
	07/2026		7,098	PEN	24,885	180	0
	07/2026	ZMW	32,629	$	1,548	0	(256)
	08/2026	HKD	60,648		7,754	8	0
	08/2026	$	3,022	EGP	166,791	302	0
	08/2026		6,664	INR	638,517	59	0
	08/2026		326	KZT	171,271	27	0
	09/2026	COP	163,575,157	$	41,962	0	(5,046)
	09/2026	EGP	42,424		826	0	(10)
	09/2026	IDR	841,601,150		46,549	0	(165)
	09/2026	KZT	118,383		235	0	(6)
	09/2026	PEN	2,871		836	0	(2)
	09/2026	THB	566,619		17,234	100	(29)
	09/2026	$	$1,962	EGP	105,039	117	0
	09/2026		40,751	IDR	736,293,421	214	(96)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026		40,847	INR	3,885,033	7	(55)
	09/2026		50,046	THB	1,629,482	0	(688)
	10/2026		1,289	UGX	4,795,737	0	(9)
	11/2026	UGX	4,049,088	$	1,045	0	(32)
SOG	07/2026	EUR	5,752	RON	30,350	42	0
	07/2026		90,580	$	105,665	2,168	0
	07/2026	JPY	263,727		1,660	38	0
	07/2026	RON	12,164	EUR	2,319	0	(2)
	07/2026	$	7,642	CHF	6,182	10	0
	07/2026		53,541	CNH	362,194	0	(205)
	07/2026		4,007	EGP	213,321	282	0
	07/2026		124,693	EUR	109,620	559	0
	07/2026		2,125	SGD	2,752	2	0
	08/2026	CHF	6,160	$	7,642	0	(10)
	08/2026	EUR	109,620		124,862	0	(558)
	08/2026	SGD	2,746		2,125	0	(2)
	08/2026	$	2,723	EGP	151,421	307	0
	09/2026		85		4,631	7	0
	09/2026		4,131	INR	392,439	0	(9)
	09/2026		3,388	MXN	58,704	0	(52)
	09/2026		530	THB	17,115	0	(12)
	11/2026		2,024	EGP	116,954	237	0
SSB	07/2026	BRL	37,074	$	7,133	0	(49)
	07/2026	CAD	832		603	17	0
	07/2026	EUR	2,313		2,629	0	(13)
	07/2026	MYR	44,693		10,788	0	(152)
	07/2026	$	8,837	BRL	45,334	0	(55)
	07/2026		5	CAD	7	0	0
	07/2026		71,282	GBP	53,925	247	0
	08/2026	CAD	7	$	5	0	0
	08/2026	COP	13,840,670		3,629	0	(377)
	08/2026	GBP	53,925		71,280	0	(247)
	09/2026	$	3,343	COP	12,967,086	383	0
UAG	07/2026	COP	65,819,607	$	17,330	0	(1,842)
	07/2026	$	687	ILS	2,032	0	(3)
	07/2026		28	KRW	42,331	0	(1)
	07/2026		33,265	PLN	121,557	0	(953)
	08/2026	COP	30,307,328	$	8,026	0	(777)
	09/2026	CLP	41,272,838		46,375	1,563	0
	09/2026	COP	19,405,687		5,321	0	(256)
	10/2026	HUF	125,296	EUR	337	0	(14)
	11/2026		1,149,821		3,190	0	(14)

Total Forward Foreign Currency Contracts						$40,891	$(58,515)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus BRL	BRL	5.850	08/19/2026	27,855	$411	$173
	Put - OTC EUR versus CZK	CZK	24.040	08/06/2026	600	2	0
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	35,209	1,729	3,353
BPS	Put - OTC USD versus JPY	JPY	155.000	08/06/2026	49,352	194	79
	Call - OTC USD versus JPY		165.000	08/06/2026	49,352	107	178
MYI	Put - OTC EUR versus CZK	CZK	24.040	08/06/2026	9,635	37	2

						$2,480	$3,785

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month MYR-KLIBOR	Receive	3.600%	03/17/2027	178,800	$372	$290
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	7.750	11/20/2026	1,037,250	189	298
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.500	12/09/2026	127,900	101	246
	Call - OTC 1-Year Interest Rate Swap	6-Month CZK-PRIBOR	Pay	4.550	11/19/2026	1,588,800	243	388
JPM	Call - OTC 1-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	7.750	11/19/2026	650,000	130	185
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.250	01/20/2028	64,200	1,394	862

							$2,429	$2,269

Total Purchased Options							$4,909	$6,054

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC EUR versus BRL	BRL	6.250	08/19/2026	27,855	$(433)	$(149)
	Call - OTC EUR versus HUF	HUF	390.740	10/16/2026	18,274	(241)	(49)
	Call - OTC EUR versus HUF		387.250	10/20/2026	6,848	(88)	(24)
	Call - OTC USD versus TRY	TRY	53.100	08/07/2026	12,742	(220)	(44)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	70,418	(1,748)	(2,811)
BPS	Call - OTC USD versus JPY	JPY	162.000	08/06/2026	49,352	(257)	(510)
UAG	Call - OTC EUR versus HUF	HUF	389.720	10/21/2026	1,822	(23)	(5)
	Call - OTC EUR versus HUF		375.000	11/10/2026	13,869	(220)	(118)

						$(3,230)	$(3,710)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.500%	07/23/2026	49,600	$(12)	$(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.800	07/28/2026	59,500	(23)	(42)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.250	11/20/2026	2,074,500	(124)	(251)
	Call - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Receive	3.930	07/16/2026	286,700	(77)	(17)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month PLN-WIRON	Receive	4.000	12/09/2026	255,800	(64)	(252)
	Call - OTC 1-Year Interest Rate Swap	6-Month CZK-PRIBOR	Receive	4.050	11/19/2026	3,177,700	(152)	(316)
JPM	Call - OTC 1-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.250	11/19/2026	1,300,000	(93)	(156)

							$(545)	$(1,042)

Total Written Options							$(3,775)	$(4,752)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Chile Government International Bonds	(1.000)%	Quarterly	12/20/2028	0.234%	$3,400	$(66)	$3	$0	$(63)
	Chile Government International Bonds	(1.000)	Quarterly	12/20/2029	0.300	400	(8)	(1)	0	(9)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2033	0.802	10,600	(26)	(111)	0	(137)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.831	6,500	(57)	(18)	0	(75)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2034	0.857	2,960	(11)	(20)	0	(31)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2035	0.901	300	0	(2)	0	(2)
GST	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2035	0.901	1,300	3	(13)	0	(10)
JPM	Chile Government International Bonds	(1.000)	Quarterly	12/20/2029	0.300	1,000	(19)	(4)	0	(23)

							$(184)	$(166)	$0	$(350)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Argentine Republic Government International Bonds	5.000%	Quarterly	12/20/2026	0.814%	$	700	$12	$3	$15	$0
BPS	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814		700	12	3	15	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.369		3,000	6	22	28	0
BRC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814		1,002	6	15	21	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431			760	9	18	27	0
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2027	1.333			700	(8)	6	0	(2)
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.495			30,100	425	141	566	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.553			500	8	1	9	0
CBK	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814			1,293	10	17	27	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.167			11,100	(64)	156	92	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	0.880			1,300	(13)	14	1	0
DUB	Eskom «	4.650	Quarterly	06/30/2029	—	t		7,333	0	376	376	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	t		388	0	2	2	0
GST	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814			3,721	19	59	78	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431			1,185	(147)	189	42	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.553			2,200	34	7	41	0
JPM	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431			1,100	15	24	39	0
	Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	1.177			7,500	248	35	283	0
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431			14,125	61	438	499	0
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2030	2.488			1,500	(134)	47	0	(87)
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2027	1.700		JPY	1,327,000	(138)	85	0	(53)

									$361	$1,658	$2,161	$(142)

CROSS-CURRENCY SWAPS

													Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)			Notional Amount of Currency Received			Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 1-Day IDR-SOFR plus 0.060% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032		IDR	422,788,830	$		24,768	$413	$(805)	$0	$(392)
BPS	Floating rate equal to 1-Day IDR-SOFR plus 0.059% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032			281,206,150			16,441	238	(562)	0	(324)
	Floating rate equal to 1-Day IDR-SOFR plus 0.683% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	$		8,727		IDR	159,542,060	(176)	0	0	(176)
CBK	Floating rate equal to 1-Day IDR-SOFR plus 0.056% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	09/15/2028		IDR	749,270,180	$		44,236	1,605	(379)	1,226	0
	Floating rate equal to 1-Day IDR-SOFR plus 0.061% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032			93,607,840			5,493	80	(162)	0	(82)
	Floating rate equal to 1-Day IDR-SOFR plus 0.689% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031			467,369,310			26,016	271	81	352	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	Floating rate equal to 1-Day IDR-SOFR plus 0.690% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032		$26,456	IDR	482,434,070	(677)	(74)	0	(751)
GLM	Floating rate equal to 1-Day IDR-SOFR plus 0.060% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	IDR	228,599,290		$13,423	209	(434)	0	(225)
	Floating rate equal to 1-Day IDR-SOFR plus 0.692% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	12/16/2031		$17,380	IDR	314,890,680	(271)	(65)	0	(336)
	Floating rate equal to 1-Day IDR-SOFR plus 0.700 based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031		13,054		235,564,580	(48)	(102)	0	(150)
GST	Floating rate equal to 1-Day IDR-SOFR plus 0.585% based on the notional amount of currency received	Floating rate equal to 1-Day PHP-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031		6,808	PHP	421,620	(26)	(135)	0	(161)
JPM	Floating rate equal to 1-Day IDR-SOFR plus 0.061% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	IDR	422,392,280		$24,774	376	(754)	0	(378)
SCX	Floating rate equal to 1-Day IDR-SOFR plus 0.061% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032		278,326,660		16,343	229	(487)	0	(258)

									$2,223	$(3,878)	$1,578	$(3,233)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	6-Month CLP-CHILIBOR	5.050%	Semi-Annual	03/18/2031	CLP	4,367,000	$0	$(78)	$0	$(78)
BSH	Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029		3,550,000	0	135	135	0
CBK	Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029		2,445,900	(38)	96	58	0
GLM	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	(55)	0	(55)
	Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029		6,734,700	0	(144)	0	(144)
	Pay	6-Month CLP-CHILIBOR	4.319	Semi-Annual	05/22/2029		10,120,000	0	(63)	0	(63)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029		1,715,500	0	(68)	0	(68)
	Receive	6-Month CLP-CHILIBOR	6.620	Semi-Annual	09/20/2032		3,100,000	0	(351)	0	(351)
JPM	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029		4,085,000	0	126	126	0

								$(38)	$(402)	$319	$(759)

TOTAL RETURN SWAPS ON SECURITIES

											Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MBC	Receive	U.S. Treasury Inflation Protected Securities	0	4.280% (SOFR plus a specified spread)	Semi-Annual	09/23/2026	INR	388,830	$0	$42	$42	$0
	Receive	U.S. Treasury Inflation Protected Securities	0	4.240% (SOFR plus a specified spread)	Semi-Annual	11/05/2026		589,090	0	318	318	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

SCX	Receive	U.S. Treasury Inflation Protected Securities	0	4.310% (SOFR plus a specified spread)	Semi-Annual	10/30/2026	3,923,390	0	1,662	1,662	0

								$0	$2,022	$2,022	$0

ASSET SWAPS

										Swap Agreements, at Value
Counterparty	Underlying Asset	Receive	Pay	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	1-Day THB-THOR Compounded-OIS			Quarterly	09/16/2031	THB	107,050	$(22)	$22	$0	$0

Total Swap Agreements								$2,340	$(744)	$6,080	$(4,484)

(o)

Securities with an aggregate market value of $22,502 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

[t]	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Argentina
Sovereign Issues	$ 0	$3,852	$ 0	$3,852
Azerbaijan
Loan Participations and Assignments	0	0	5,151	5,151
Brazil
Corporate Bonds & Notes	0	16,666	0	16,666
Sovereign Issues	0	148,574	0	148,574
Cayman Islands
Asset-Backed Securities	0	4,022	0	4,022
Convertible Bonds & Notes	0	47	0	47
Corporate Bonds & Notes	0	15,041	8,573	23,614
Loan Participations and Assignments	0	0	4,379	4,379
Chile
Sovereign Issues	0	136,436	0	136,436
China
Common Stocks	55	0	0	55
Sovereign Issues	0	127,995	0	127,995
Colombia
Sovereign Issues	0	343,293	0	343,293
Costa Rica
Sovereign Issues	0	15,637	0	15,637
Czech Republic
Sovereign Issues	0	105,504	0	105,504
Dominican Republic
Sovereign Issues	0	55,213	0	55,213
Egypt
Sovereign Issues	0	38,970	0	38,970
Germany
Corporate Bonds & Notes	0	0	17,583	17,583
Loan Participations and Assignments	0	4,502	0	4,502
Ghana
Sovereign Issues	0	5,825	0	5,825
Hungary
Sovereign Issues	0	48,486	0	48,486
India
Sovereign Issues	0	168,560	0	168,560
Indonesia
Sovereign Issues	0	169,531	0	169,531
Ireland
Corporate Bonds & Notes	0	1,566	0	1,566
Loan Participations and Assignments	0	0	13,949	13,949
Sovereign Issues	0	1,741	0	1,741
Ivory Coast
Loan Participations and Assignments	0	0	14,087	14,087
Jersey, Channel Islands
Corporate Bonds & Notes	0	4,082	0	4,082
Kazakhstan
Sovereign Issues	0	15,017	0	15,017
Kenya
Loan Participations and Assignments	0	0	1,807	1,807
Luxembourg
Common Stocks	0	0	479	479
Corporate Bonds & Notes	0	2,629	0	2,629
Malaysia
Sovereign Issues	0	230,295	0	230,295
Mexico
Sovereign Issues	0	314,975	0	314,975
Netherlands
Loan Participations and Assignments	0	0	3,396	3,396
Nigeria
Corporate Bonds & Notes	0	302	0	302
Loan Participations and Assignments	0	2,209	0	2,209
Paraguay
Sovereign Issues	0	11,920	0	11,920
Peru
Corporate Bonds & Notes	0	24,576	0	24,576
Sovereign Issues	0	177,512	0	177,512
Philippines
Sovereign Issues	0	5,588	0	5,588
Poland
Sovereign Issues	0	279,996	0	279,996
Qatar
Corporate Bonds & Notes	0	7,355	0	7,355
Sovereign Issues	0	6,937	0	6,937
Romania
Sovereign Issues	0	71,245	0	71,245
Serbia
Sovereign Issues	0	11,798	0	11,798
South Africa
Corporate Bonds & Notes	0	23,395	0	23,395
Loan Participations and Assignments	0	0	2,168	2,168
Sovereign Issues	0	315,238	0	315,238
Supranational
Corporate Bonds & Notes	0	41,193	3,647	44,840
Tanzania

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Loan Participations and Assignments	0	0	1,830	1,830
Thailand
Sovereign Issues	0	67,465	0	67,465
Turkey
Loan Participations and Assignments	0	0	11,309	11,309
Sovereign Issues	0	14,506	0	14,506
United Arab Emirates
Corporate Bonds & Notes	0	6,299	0	6,299
United Kingdom
Corporate Bonds & Notes	0	17,888	18,926	36,814
Non-Agency Mortgage-Backed Securities	0	3,269	0	3,269
United States
Asset-Backed Securities	0	14,002	0	14,002
Corporate Bonds & Notes	0	4,887	5,051	9,938
Loan Participations and Assignments	0	0	2,406	2,406
Non-Agency Mortgage-Backed Securities	0	15,315	2,235	17,550
Sovereign Issues	0	45,291	0	45,291
U.S. Government Agencies	0	72,092	0	72,092
U.S. Treasury Obligations	0	1,809	0	1,809
Uruguay
Sovereign Issues	0	5,090	0	5,090
Uzbekistan
Corporate Bonds & Notes	0	3,801	0	3,801
Sovereign Issues	0	857	0	857
Venezuela
Corporate Bonds & Notes	0	3,133	0	3,133
Sovereign Issues	0	4,486	0	4,486
Zambia
Sovereign Issues	0	1,529	0	1,529
Short-Term Instruments
Mutual Funds	4,563	0	0	4,563
Egypt Treasury Bills	0	1,457	0	1,457
Nigeria Treasury Bills	0	81,193	0	81,193
South Africa Treasury Bills	0	4,959	0	4,959
U.S. Treasury Bills	0	37,093	0	37,093

	$4,618	$3,364,144	$116,976	$3,485,738
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$186,325	$0	$0	$186,325

Total Investments	$190,943	$3,364,144	$116,976	$3,672,063

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	16,081	378	16,462
Over the counter	0	46,945	0	46,945

	$3	$63,026	$378	$63,407
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(14,231)	0	(14,231)
Over the counter	0	(63,267)	0	(63,267)

	$0	$(77,498)	$0	$(77,498)

Total Financial Derivative Instruments	$3	$(14,472)	$378	$(14,091)

Totals	$190,946	$3,349,672	$117,354	$3,657,972

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (2)
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$1,000	$4,154	$0	$0	$0	$(3)	$0	$0	$5,151	$(3)
Brazil
Loan Participations and Assignments	64	0	0	48	0	(112)	0	0	0	(112)
Cayman Islands
Corporate Bonds & Notes	8,726	0	0	0	0	(153)	0	0	8,573	(153)
Loan Participations and Assignments	4,186	0	0	0	0	193	0	0	4,379	193
Germany

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (2)
Corporate Bonds & Notes	17,012	0	0	0	0	571	0	0	17,583	571
Ireland
Loan Participations and Assignments	7,290	6,866	0	4	0	(211)	0	0	13,949	(210)
Ivory Coast
Loan Participations and Assignments	8,481	5,884	0	3	0	(281)	0	0	14,087	(281)
Kenya
Loan Participations and Assignments	2,230	0	(450)	1	2	24	0	0	1,807	23
Luxembourg
Common Stocks	481	0	0	0	0	(2)	0	0	479	(2)
Mexico	0	0	0	0	0	0	0	0	0	0
Netherlands
Loan Participations and Assignments	3,381	0	0	6	0	9	0	0	3,396	8
Serbia
Loan Participations and Assignments	4,420	0	(4,522)	1	(28)	129	0	0	0	0
South Africa
Loan Participations and Assignments	2,073	0	0	2	0	93	0	0	2,168	93
Supranational
Corporate Bonds & Notes	0	3,647	0	0	0	0	0	0	3,647	0
Tanzania
Loan Participations and Assignments	2,329	0	(468)	1	(2)	(30)	0	0	1,830	0
Turkey
Loan Participations and Assignments	11,459	0	0	5	0	(155)	0	0	11,309	(155)
United Kingdom
Corporate Bonds & Notes	18,651	0	0	0	0	275	0	0	18,926	275
United States
Corporate Bonds & Notes	5,054	0	0	0	0	(3)	0	0	5,051	(3)
Loan Participations and Assignments	12,444	0	(10,001)	0	(23)	(14)	0	0	2,406	2
Non-Agency Mortgage-Backed Securities	2,146	0	0	0	0	89	0	0	2,235	89
	$111,427	$20,551	$(15,441)	$71	$(51)	$419	$0	$0	$116,976	$335

Financial Derivative Instruments - Assets
Over the counter	$352	$0	$(5)	$0	$0	$31	$0	$0	$378	$33

Totals	$111,779	$20,551	$(15,446)	$71	$(51)	$450	$0	$0	$117,354	$368

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$997 4,154	Discounted Cash Flow Recent Transaction	Discount Rate Purchase Price	6.900 98.900	— —
Cayman Islands
Corporate Bonds & Notes	8,573	Discounted Cash Flow	Discount Rate	6.340	—
Loan Participations and Assignments	4,379	Discounted Cash Flow	Discount Rate	6.870	—
Germany
Corporate Bonds & Notes	17,583	Discounted Cash Flow	Discount Rate	8.208	—
Ireland
Loan Participations and Assignments	7,209	Discounted Cash Flow	Discount Rate	4.540	—
	6,740	Proxy pricing	Base Price	99.176	—
Ivory Coast
Loan Participations and Assignments	8,374	Discounted Cash Flow	Discount Rate	6.500	—
	5,713	Recent Transaction	Purchase Price	—	—
Kenya
Loan Participations and Assignments	1,807	Discounted Cash Flow	Discount Rate	9.110	—
Luxembourg
Common Stocks	479	Indicative Market Quotation	Broker Quote	$22.917	—
Netherlands
Loan Participations and Assignments	3,396	Discounted Cash Flow	Discount Rate	8.670	—

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

South Africa
Loan Participations and Assignments	2,168	Discounted Cash Flow	Discount Rate	11.470	—
Supranational
Corporate Bonds & Notes	3,647	Recent Transaction	Purchase Price	0.000	—
Tanzania
Loan Participations and Assignments	1,830	Third Party Vendor	Broker Quote	5.250	—
Turkey
Loan Participations and Assignments	1,835	Discounted Cash Flow	Discount Rate	100.100	—
	9,474	Recent Transaction	Purchase Price	99.900	—
United Kingdom
Corporate Bonds & Notes	18,926	Proxy pricing	Base Price	100.000	—
United States
Corporate Bonds & Notes	5,051	Discounted Cash Flow	Discount Rate	6.360	—
Loan Participations and Assignments	2,406	Discounted Cash Flow	Discount Rate	9.820	—
Non-Agency Mortgage-Backed Securities	2,235	Discounted Cash Flow	Discount Rate	6.590	—
Financial Derivative Instruments - Assets
Over the counter	378	Indicative Market Quotation	Broker Quote	0.053 - 5.109	5.089

Total	$117,354

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust